AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 66.4%
Information Technology – 16.6%
Communications Equipment – 0.5%
Calix, Inc.(a)	11,954	$800,440
Juniper Networks, Inc.	15,650	487,184
Lumentum Holdings, Inc.(a)	9,370	813,035
Motorola Solutions, Inc.	3,410	863,344
Telefonaktiebolaget LM Ericsson - Class B	44,059	442,902

		3,406,905

Electronic Equipment, Instruments & Components – 2.4%
Amphenol Corp. - Class A	50,126	4,039,153
Arrow Electronics, Inc.(a)	4,495	546,817
CDW Corp./DE	20,592	3,899,301
Coherent, Inc.(a)	11,386	2,948,177
Flex Ltd.(a)	45,270	774,117
IPG Photonics Corp.(a)	3,143	516,049
Kingboard Holdings Ltd.	16,500	82,828
Rogers Corp.(a)	7,722	2,105,172
Synnex Technology International Corp.	192,000	401,836
WPG Holdings Ltd.	268,000	483,096

		15,796,546

IT Services – 3.9%
Adyen NV(a) (b)	230	637,062
Akamai Technologies, Inc.(a)	10,798	1,216,935
Automatic Data Processing, Inc.	17,161	3,962,303
Capgemini SE	4,150	958,117
Cognizant Technology Solutions Corp. - Class A	33,623	2,621,921
Fidelity National Information Services, Inc.	5,190	542,355
Gartner, Inc.(a)	1,710	533,947
Genpact Ltd.	6,940	334,994
GreenSky, Inc.(a)	150,374	1,705,241
International Business Machines Corp.	4,937	578,123
Kyndryl Holdings, Inc.(a)	987	15,595
Mastercard, Inc. - Class A	19,252	6,062,840
Network International Holdings PLC(a) (b)	46,750	166,443
Nomura Research Institute Ltd.	8,400	359,118
Paychex, Inc.	11,829	1,410,017
Square, Inc. - Class A(a)	2,030	422,910
Twilio, Inc. - Class A(a)	970	277,565
Visa, Inc. - Class A	16,906	3,275,876
Western Union Co. (The) - Class W	29,684	469,601

		25,550,963

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc.(a)	410	64,932
Analog Devices, Inc.	2,910	524,527
Applied Materials, Inc.	14,421	2,122,627
ASE Technology Holding Co., Ltd.	145,000	528,561
Broadcom, Inc.	1,241	687,117
Daqo New Energy Corp. (ADR)(a)	2,670	153,098
DSP Group, Inc.(a)	34,830	765,912
Globalwafers Co., Ltd.	11,000	322,159

Company	Shares	U.S. $ Value

Infineon Technologies AG	15,880	$717,990
KLA Corp.	2,976	1,214,595
MediaTek, Inc.	26,000	942,517
NeoPhotonics Corp.(a)	38,493	591,637
Novatek Microelectronics Corp.	37,000	616,101
NVIDIA Corp.	1,330	434,591
NXP Semiconductors NV	3,180	710,285
ON Semiconductor Corp.(a)	6,145	377,487
Phison Electronics Corp.	27,000	400,753
QUALCOMM, Inc.	5,960	1,076,138
Realtek Semiconductor Corp.	22,000	436,459
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	297,761
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,440	520,146
Texas Instruments, Inc.	2,425	466,497
Wolfspeed, Inc.(a)	4,470	548,111
Xilinx, Inc.	6,350	1,450,657

		15,970,658

Software – 6.0%
Adobe, Inc.(a)	2,465	1,651,180
Autodesk, Inc.(a)	1,761	447,629
Avaya Holdings Corp.(a)	2,217	43,165
Bentley Systems, Inc.	9,020	432,870
Cadence Design Systems, Inc.(a)	3,793	673,106
Citrix Systems, Inc.	4,000	321,720
Coinbase Global, Inc.(a)	1,360	428,400
Constellation Software, Inc./Canada	620	1,054,983
Crowdstrike Holdings, Inc. - Class A(a)	2,100	455,994
Dassault Systemes SE	13,800	831,877
DocuSign, Inc.(a)	1,107	272,721
Dropbox, Inc. - Class A(a)	17,486	430,330
Fair Isaac Corp.(a)	770	271,910
Fortinet, Inc.(a)	2,047	679,829
McAfee Corp.	37,007	956,631
Microsoft Corp.	59,155	19,556,051
Monitronics International, Inc.(a)	2,239	10,635
Monitronics International, Inc.(a)	2,230	10,593
NortonLifeLock, Inc.	46,683	1,160,072
Nuance Communications, Inc.(a)	49,761	2,761,238
Oracle Corp.	16,118	1,462,547
Oracle Corp./Japan	7,500	735,722
Palo Alto Networks, Inc.(a)	770	421,144
SAP SE	15,778	2,021,970
Synopsys, Inc.(a)	1,078	367,598
Trade Desk, Inc. (The) - Class A(a)	2,628	271,788
VMware, Inc. - Class A	11,726	1,368,893

		39,100,596

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	35,002	5,785,831
NetApp, Inc.	7,240	643,491

Company	Shares	U.S. $ Value

Samsung Electronics Co., Ltd.	49,123	$2,948,667

		9,377,989

		109,203,657

Health Care – 10.6%
Biotechnology – 0.5%
AbbVie, Inc.	5,455	628,852
Abcam PLC(a)	23,540	533,785
Biogen, Inc.(a)	359	84,631
Dicerna Pharmaceuticals, Inc.(a)	28,659	1,089,329
I-Mab (Sponsored ADR)(a)	3,582	216,568
Incyte Corp.(a)	549	37,178
Moderna, Inc.(a)	1,510	532,169

		3,122,512

Health Care Equipment & Supplies – 2.6%
Abbott Laboratories	41,418	5,209,142
ABIOMED, Inc.(a)	1,060	333,667
Alcon, Inc.	7,110	561,610
Align Technology, Inc.(a)	966	590,738
Becton Dickinson and Co.	4,093	970,614
Cooper Cos., Inc. (The)	1,320	496,940
DexCom, Inc.(a)	50	28,130
Hill-Rom Holdings, Inc.	14,955	2,325,502
Hologic, Inc.(a)	6,715	501,812
IDEXX Laboratories, Inc.(a)	920	559,424
Itamar Medical Ltd. (Sponsored ADR)(a)	45,464	1,393,472
Koninklijke Philips NV	51,056	1,799,232
Medtronic PLC	16,468	1,757,135
STERIS PLC	3,130	683,999

		17,211,417

Health Care Providers & Services – 1.8%
Anthem, Inc.	11,792	4,790,264
Henry Schein, Inc.(a)	6,598	468,854
Laboratory Corp. of America Holdings(a)	3,100	884,523
Magellan Health, Inc.(a)	24,726	2,343,777
Molina Healthcare, Inc.(a)	1,861	530,720
Sinopharm Group Co., Ltd. - Class H	150,000	325,985
Triple-S Management Corp.(a)	34,336	1,219,615
UnitedHealth Group, Inc.	3,471	1,541,888

		12,105,626

Health Care Technology – 0.5%
Cerner Corp.	7,440	524,148
Change Healthcare, Inc.(a)	119,773	2,428,996

		2,953,144

Life Sciences Tools & Services – 2.2%
Bio-Rad Laboratories, Inc. - Class A(a)	1,783	1,342,956
Bruker Corp.	7,320	592,847
Danaher Corp.	2,940	945,621
Gerresheimer AG	4,720	432,977

Company	Shares	U.S. $ Value

IQVIA Holdings, Inc.(a)	18,139	$4,700,359
Maccura Biotechnology Co., Ltd.	46,300	227,098
Mettler-Toledo International, Inc.(a)	430	651,076
PPD, Inc.(a)	54,605	2,571,895
Sartorius Stedim Biotech	370	218,439
Thermo Fisher Scientific, Inc.	3,848	2,435,130
Waters Corp.(a)	1,440	472,421

		14,590,819

Pharmaceuticals – 3.0%
AstraZeneca PLC (Sponsored ADR)	13,369	733,022
Eli Lilly & Co.	4,733	1,173,974
Intersect ENT, Inc.(a)	67,070	1,795,464
Johnson & Johnson	2,926	456,251
Merck & Co., Inc.	9,812	735,017
Novo Nordisk A/S - Class B	19,608	2,099,036
Pfizer, Inc.	19,755	1,061,436
Roche Holding AG	10,386	4,078,309
Sanofi	24,074	2,288,530
Sumitomo Dainippon Pharma Co., Ltd.(c)	27,600	336,374
Takeda Pharmaceutical Co., Ltd.	22,400	599,266
Zoetis, Inc.	17,902	3,974,960

		19,331,639

		69,315,157

Financials – 10.1%
Banks – 3.5%
ABN AMRO Bank NV (GDR)(b) (c)	47,583	679,150
Atlantic Capital Bancshares, Inc.(a)	26,357	736,415
Banco Bilbao Vizcaya Argentaria SA	99,747	528,821
Bank Leumi Le-Israel BM	74,860	720,349
Bank of America Corp.	1,140	50,696
China CITIC Bank Corp., Ltd. - Class H	948,000	406,885
CIT Group, Inc.	55,537	2,724,645
DBS Group Holdings Ltd.	28,200	614,270
Erste Group Bank AG	20,350	891,597
Great Western Bancorp, Inc.	22,466	753,734
HDFC Bank Ltd. (ADR)	8,540	559,114
ING Groep NV	17,402	240,382
Investors Bancorp, Inc.	149,316	2,223,315
JPMorgan Chase & Co.	7,514	1,193,449
Jyske Bank A/S(a)	12,481	624,165
KBC Group NV	4,080	342,477
Mebuki Financial Group, Inc.	219,100	431,526
Mitsubishi UFJ Financial Group, Inc.	59,700	315,298
National Bank of Canada	8,692	675,451
Nordea Bank Abp	27,840	329,708
Oversea-Chinese Banking Corp. Ltd.	27,800	222,795
People’s United Financial, Inc.	71,941	1,225,875
Raiffeisen Bank International AG	1,520	45,205
Reliant Bancorp, Inc.	10,394	345,808
Royal Bank of Canada	11,280	1,115,240
Sberbank of Russia PJSC (Sponsored ADR)	31,974	540,680
Skandinaviska Enskilda Banken AB - Class A	29,550	429,714
Societe Generale SA	19,172	596,581

Company	Shares	U.S. $ Value

SVB Financial Group(a)	1,650	$1,142,344
Swedbank AB - Class A	17,280	347,929
Toronto-Dominion Bank (The)	9,887	697,728
TriState Capital Holdings, Inc.(a)	31,606	945,335
US Bancorp	6,550	362,477

		23,059,158

Capital Markets – 3.2%
Ameriprise Financial, Inc.	1,581	457,858
BlackRock, Inc. - Class A	1,595	1,442,853
Charles Schwab Corp. (The)	58,078	4,494,656
CME Group, Inc. - Class A	7,183	1,583,995
Credit Suisse Group AG	129,646	1,251,784
Goldman Sachs Group, Inc. (The)	5,643	2,149,927
Houlihan Lokey, Inc.	4,799	520,883
Invesco Ltd.	4,248	94,858
Julius Baer Group Ltd.	24,444	1,517,092
Korea Investment Holdings Co., Ltd.	1,250	79,016
London Stock Exchange Group PLC	6,816	590,475
Meritz Securities Co., Ltd.	41,110	172,575
Moody’s Corp.	4,230	1,652,407
MSCI, Inc. - Class A	1,550	975,648
Partners Group Holding AG	1,030	1,777,623
S&P Global, Inc.	2,590	1,180,340
Samsung Securities Co., Ltd.	1,060	39,484
Singapore Exchange Ltd.	56,400	368,225
T. Rowe Price Group, Inc.	2,092	418,295

		20,767,994

Consumer Finance – 0.3%
Ally Financial, Inc.	12,435	569,896
American Express Co.	7,811	1,189,615

		1,759,511

Diversified Financial Services – 0.9%
Berkshire Hathaway, Inc. - Class B(a)	232	64,192
Chailease Holding Co., Ltd.	20,000	176,940
Far East Horizon Ltd.(c)	475,000	412,381
Groupe Bruxelles Lambert SA	5,812	631,180
IHS Markit Ltd.	23,481	3,001,342
Investor AB	32,980	766,341
Kinnevik AB(a)	13,226	471,550
Voya Financial, Inc.	7,300	453,622

		5,977,548

Equity Real Estate Investment Trusts (REITs) – 0.2%
Columbia Property Trust, Inc.	72,824	1,398,221

Insurance – 1.6%
AIA Group Ltd.	38,400	404,254
American National Group, Inc.	5,434	1,028,384
Athene Holding Ltd. - Class A(a)	36,712	3,007,447
Fidelity National Financial, Inc.	5,176	253,158
Japan Post Holdings Co., Ltd.(a)	80,000	602,909
Japan Post Insurance Co., Ltd.	29,900	461,881
Lincoln National Corp.	7,430	492,832
Marsh & McLennan Cos., Inc.	2,380	390,368

Company	Shares	U.S. $ Value

Medibank Pvt Ltd.	192,950	$471,434
NN Group NV	5,070	251,925
PICC Property & Casualty Co., Ltd. - Class H	246,000	210,316
Poste Italiane SpA(b) (c)	32,260	405,695
Progressive Corp. (The)	7,440	691,474
Prudential Financial, Inc.	5,650	577,769
State Auto Financial Corp.	23,051	1,186,204

		10,436,050

Thrifts & Mortgage Finance – 0.4%
Flagstar Bancorp, Inc.	56,011	2,606,752

		66,005,234

Consumer Discretionary – 8.1%
Auto Components – 0.9%
Aptiv PLC(a)	25,475	4,084,917
ATD New Holdings, Inc.(a) (d)	2,609	216,547
Exide Corp.(a) (d) (e)	13	25,350
Veoneer, Inc.(a) (c)	48,294	1,719,266

		6,046,080

Automobiles – 0.7%
BYD Co., Ltd. - Class H	13,500	531,003
Dongfeng Motor Group Co., Ltd. - Class H(a)	86,000	79,836
Ford Motor Co.	39,090	750,137
Ford Otomotiv Sanayi AS	3,410	61,283
Great Wall Motor Co., Ltd.	4,600	43,158
Great Wall Motor Co., Ltd. - Class H	12,500	51,939
Kia Corp.	5,412	354,212
Tesla, Inc.(a)	718	821,938
Toyota Motor Corp.	70,000	1,241,748
XPeng, Inc. (ADR)(a)	11,985	659,175

		4,594,429

Distributors – 0.1%
Genuine Parts Co.	2,850	364,059

Diversified Consumer Services – 0.2%
Service Corp. International/US	18,714	1,238,118

Hotels, Restaurants & Leisure – 0.7%
Aristocrat Leisure Ltd.	9,282	288,486
Caesars Entertainment, Inc.(a)	367	33,056
Chipotle Mexican Grill, Inc. - Class A(a)	330	542,325
Compass Group PLC(a)	48,640	948,862
Darden Restaurants, Inc.	3,634	501,310
Domino’s Pizza Enterprises Ltd.	5,162	472,247
Domino’s Pizza, Inc.	855	448,140
Galaxy Entertainment Group Ltd.(a)	233,800	1,271,037
Golden Nugget Online Gaming, Inc.(a)	27,143	338,473

		4,843,936

Household Durables – 0.4%
Garmin Ltd.	2,185	291,785
Sony Group Corp.	5,200	634,445

Company	Shares	U.S. $ Value

TopBuild Corp.(a)	3,150	$849,838
Whirlpool Corp.	2,590	563,947

		2,340,015

Internet & Direct Marketing Retail – 2.2%
Alibaba Group Holding Ltd.(a)	800	12,774
Alibaba Group Holding Ltd. (ADR)(a)	8,881	1,132,594
Amazon.com, Inc.(a)	2,943	10,321,306
MercadoLibre, Inc.(a)	180	213,914
Pinduoduo, Inc. (ADR)(a)	560	37,240
Prosus NV(a)	29,708	2,387,420
ZOZO, Inc.	8,500	269,412

		14,374,660

Leisure Products – 0.0%
Hasbro, Inc.	1,293	125,305

Media – 0.0%
Charter Communications, Inc. - Class A(a)	193	124,732

Specialty Retail – 1.5%
AutoZone, Inc.(a)	981	1,782,546
Bath & Body Works, Inc.(f)	3,040	228,395
Best Buy Co., Inc.	5,542	592,218
Home Depot, Inc. (The)	3,051	1,222,261
O’Reilly Automotive, Inc.(a)	850	542,436
Ross Stores, Inc.	2,888	315,052
Sportsman’s Warehouse Holdings, Inc.(a)	100,112	1,704,907
TJX Cos., Inc. (The)	42,139	2,924,447
Ulta Beauty, Inc.(a)	1,499	575,541

		9,887,803

Textiles, Apparel & Luxury Goods – 1.4%
ANTA Sports Products Ltd.	31,000	495,031
Bosideng International Holdings Ltd.(c)	660,000	464,457
Deckers Outdoor Corp.(a)	1,860	754,044
Kering SA	763	587,579
Li Ning Co., Ltd.	20,500	231,867
NIKE, Inc. - Class B	37,442	6,336,684
Pandora A/S	3,765	468,450

		9,338,112

		53,277,249

Industrials – 6.8%
Aerospace & Defense – 0.7%
Aerojet Rocketdyne Holdings, Inc.	56,943	2,393,884
Hexcel Corp.(a)	9,330	479,375
Huntington Ingalls Industries, Inc.	2,583	458,508
PAE, Inc.(a)	93,854	931,032

		4,262,799

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	1,410	172,558

Company	Shares	U.S. $ Value

Kuehne & Nagel International AG	1,773	$506,846

		679,404

Building Products – 0.8%
Assa Abloy AB - Class B	22,870	640,809
Otis Worldwide Corp.	38,916	3,128,846
Owens Corning	5,790	491,224
Trex Co., Inc.(a)	5,760	764,755

		5,025,634

Commercial Services & Supplies – 0.7%
Stericycle, Inc.(a)	38,341	2,166,266
Tetra Tech, Inc.	3,250	600,210
TOMRA Systems ASA	10,060	689,717
Waste Management, Inc.	5,950	955,987

		4,412,180

Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(a)	1,235	47,041

Electrical Equipment – 0.8%
Acuity Brands, Inc.	2,320	467,132
Generac Holdings, Inc.(a)	1,179	496,642
Regal Rexnord Corp.	2,280	360,468
Rockwell Automation, Inc.	2,570	864,034
Schneider Electric SE	6,370	1,130,509
Sensata Technologies Holding PLC(a)	3,310	184,367
Vertiv Holdings Co.	23,577	604,514
Vestas Wind Systems A/S	16,900	567,447
Zhefu Holding Group Co., Ltd.	428,900	449,692
Zhejiang Chint Electrics Co., Ltd.	17,600	142,897

		5,267,702

Industrial Conglomerates – 0.3%
3M Co.	6,531	1,110,531
CITIC Ltd.	559,000	503,534
Raven Industries, Inc.(a)	6,002	348,596
Toshiba Corp.	6,700	267,424

		2,230,085

Machinery – 1.5%
CNH Industrial NV	4,319	70,893
Deere & Co.	1,240	428,470
Dover Corp.	9,463	1,550,513
Mitsubishi Heavy Industries Ltd.	22,600	506,930
Parker-Hannifin Corp.	5,185	1,566,181
SMC Corp.	900	574,597
Snap-on, Inc.	2,535	521,982
Techtronic Industries Co., Ltd.	24,500	503,884
Volvo AB - Class B	45,480	979,165
Welbilt, Inc.(a)	114,506	2,697,761
Xylem, Inc./NY	4,160	503,818

		9,904,194

Company	Shares	U.S. $ Value

Marine – 0.0%
COSCO SHIPPING Holdings Co., Ltd. - Class H(a) (c)	83,000	$141,459
Evergreen Marine Corp. Taiwan Ltd.	19,000	84,154
Yang Ming Marine Transport Corp.(a)	16,000	65,702

		291,315

Professional Services – 1.2%
Booz Allen Hamilton Holding Corp.	14,036	1,178,181
Recruit Holdings Co., Ltd.	9,700	588,981
RELX PLC	54,403	1,688,268
Robert Half International, Inc.	5,193	577,306
Thomson Reuters Corp.	3,934	470,713
Verisk Analytics, Inc. - Class A	11,327	2,547,102
Wolters Kluwer NV	7,820	879,444

		7,929,995

Road & Rail – 0.6%
Kansas City Southern	10,243	2,979,177
Knight-Swift Transportation Holdings, Inc.	9,490	543,302
Nippon Express Co., Ltd.	8,100	461,133

		3,983,612

Transportation Infrastructure – 0.1%
International Container Terminal Services, Inc.	115,190	452,438
Shanghai International Port Group Co., Ltd.	285,600	214,800

		667,238

		44,701,199

Communication Services – 4.9%
Diversified Telecommunication Services – 1.3%
BCE, Inc.	6,960	350,275
Comcast Corp. - Class A	46,079	2,303,029
Nippon Telegraph & Telephone Corp.	28,800	792,457
Shaw Communications, Inc. - Class B	92,460	2,678,007
Telefonica SA(c)	128,800	584,370
Vonage Holdings Corp.(a)	91,238	1,881,327

		8,589,465

Entertainment – 0.8%
Activision Blizzard, Inc.	21,135	1,238,511
Bollore SA	72,410	388,516
Electronic Arts, Inc.	19,292	2,396,453
Netflix, Inc.(a)	450	288,855
Sea Ltd. (ADR)(a)	1,320	380,252
Ubisoft Entertainment SA(a)	5,580	286,010

		4,978,597

Interactive Media & Services – 2.6%
Alphabet, Inc. - Class A(a)	256	726,515
Alphabet, Inc. - Class C(a)	2,352	6,700,942
Auto Trader Group PLC	51,250	497,823
IAC/InterActiveCorp.(a)	1,740	232,551
Kakaku.com, Inc.	13,500	377,207

Company	Shares	U.S. $ Value

Meta Platforms Inc. - Class A(a)	26,728	$8,672,167
Tencent Holdings Ltd.	1,300	75,815

		17,283,020

Media – 0.1%
DISH Network Corp. - Class A(a)	609	19,031
iHeartMedia, Inc. - Class A(a)	2,453	48,104
Omnicom Group, Inc.	7,959	535,720

		602,855

Wireless Telecommunication Services – 0.1%
SoftBank Group Corp.	16,400	861,854

		32,315,791

Consumer Staples – 2.6%
Beverages – 1.0%
Asahi Group Holdings Ltd.	41,179	1,518,697
Coca-Cola Co. (The)	64,817	3,399,651
Constellation Brands, Inc. - Class A	7,500	1,689,975

		6,608,323

Food & Staples Retailing – 0.6%
George Weston Ltd.	1,880	198,412
Koninklijke Ahold Delhaize NV	53,322	1,794,273
Kroger Co. (The)	14,784	613,979
Progenic Pharmaceuticals, Inc.(a) (d) (e)	136,645	0
Southeastern Grocers, Inc.(a) (d) (e)	8,714	203,690
Walmart, Inc.	7,840	1,102,539

		3,912,893

Food Products – 0.6%
Archer-Daniels-Midland Co.	5,515	343,088
Bunge Ltd.	5,996	519,074
China Feihe Ltd.(b)	36,006	48,166
JBS SA	8,300	52,633
Nestle SA	4,830	619,069
Salmar ASA	13,770	870,094
Sanderson Farms, Inc.	3,450	647,841
Tyson Foods, Inc. - Class A	7,254	572,776

		3,672,741

Household Products – 0.2%
Lion Corp.	4,200	59,655
Procter & Gamble Co. (The)	9,460	1,367,727

		1,427,382

Tobacco – 0.2%
Philip Morris International, Inc.	4,706	404,434
Swedish Match AB	124,360	907,312

		1,311,746

		16,933,085

Company	Shares	U.S. $ Value

Materials – 2.3%
Chemicals – 1.7%
Akzo Nobel NV	3,890	$409,331
Atotech Ltd.(a)	83,096	2,005,937
Braskem SA (Preference Shares)(a)	27,000	240,375
Chr Hansen Holding A/S	5,090	378,696
Corteva, Inc.	6,601	297,045
Covestro AG(b)	2,020	113,929
Ferro Corp.(a)	22,512	475,453
Hengli Petrochemical Co., Ltd.	8,700	28,898
International Flavors & Fragrances, Inc.	11,899	1,691,681
Johnson Matthey PLC	14,890	413,674
Koninklijke DSM NV(c)	3,390	729,652
Kraton Corp.(a)	26,457	1,218,609
Kumho Petrochemical Co., Ltd.	427	55,411
Linde PLC	4,525	1,439,583
Mitsubishi Chemical Holdings Corp.	58,100	454,185
Mosaic Co. (The)	13,184	451,156
Sumitomo Chemical Co., Ltd.	115,600	530,263
Umicore SA(c)	4,860	237,649

		11,171,527

Construction Materials – 0.3%
Forterra, Inc.(a)	76,853	1,828,333

Containers & Packaging – 0.0%
Westrock Co.	16	694

Metals & Mining – 0.3%
Artsonig Pty Ltd.(a) (d) (e)	51,133	0
BlueScope Steel Ltd.	18,990	263,947
China Hongqiao Group Ltd.	323,500	313,154
Evraz PLC	49,395	376,554
Glencore PLC(a)	57,732	274,100
Hunan Valin Steel Co., Ltd. - Class A	519,500	407,019
Neenah Enterprises, Inc.(a) (d) (e)	10,896	0
Teck Resources Ltd. - Class B	20,208	535,948

		2,170,722

Paper & Forest Products – 0.0%
Oji Holdings Corp.	13,900	63,960

		15,235,236

Real Estate – 1.6%
Equity Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	12,702	3,334,021
Cominar Real Estate Investment Trust	98,821	888,070
CorePoint Lodging, Inc.(a)	48,412	746,997
CoreSite Realty Corp.	1,035	177,037
Equity LifeStyle Properties, Inc.	4,810	391,053
Extra Space Storage, Inc.	2,664	532,800
Iron Mountain, Inc.	11,978	544,280
MGM Growth Properties LLC - Class A	462	16,914
Mid-America Apartment Communities, Inc.	1,270	261,938
Nippon Building Fund, Inc.	48	296,637
Orix JREIT, Inc.	123	196,139
Stockland	147,320	454,819

Company	Shares	U.S. $ Value

VICI Properties, Inc.	8,765	$238,408

		8,079,113

Real Estate Management & Development – 0.4%
CBRE Group, Inc. - Class A(a)	15,558	1,486,878
FirstService Corp.	2,424	465,919
Hopson Development Holdings Ltd.(c)	46,200	111,791
Nomura Real Estate Holdings, Inc.	19,600	424,977
Vonovia SE	4,370	242,518

		2,732,083

		10,811,196

Utilities – 1.6%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	3,850	312,043
Enel SpA	64,580	489,346
Evergy, Inc.	7,036	445,379
Fortum Oyj	20,700	595,169
Iberdrola SA	75,213	844,802
NextEra Energy, Inc.	15,420	1,338,147
NRG Energy, Inc.	13,615	490,412
Orsted AS(b)	3,000	385,734
PNM Resources, Inc.	56,576	2,785,802

		7,686,834

Gas Utilities – 0.1%
ENN Natural Gas Co., Ltd.	109,700	335,809
UGI Corp.	10,342	426,607

		762,416

Independent Power and Renewable Electricity Producers – 0.1%
Huadian Power International Corp. Ltd.	712,300	405,837
Uniper SE	10,450	453,696

		859,533

Multi-Utilities – 0.1%
Ameren Corp.	6,300	514,017

Water Utilities – 0.1%
American Water Works Co., Inc.	2,540	428,168

		10,250,968

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Battalion Oil Corp.(a)	1	11
Berry Corp.	9,850	80,179
BP PLC	97,316	422,227
CHC Group LLC(a)	1,138	501
Civitas Resources, Inc.	493	25,197
Denbury, Inc.(a)	1,189	94,668
Diamond Offshore Drilling, Inc.(a)	16,845	80,014
Diamond Offshore Drilling, Inc.(a) (g)	3,643	17,304
Enbridge, Inc.	10,341	387,995
Equinor ASA	13,840	346,290
Gulfport Energy Operating Corp.(a) (d)	1	5,950

Company	Shares		U.S. $ Value

Gulfport Energy Operating Corp.(a)		3,760	$274,442
K2016470219 South Africa Ltd. - Series A(a) (d) (e)		465,862	0
K2016470219 South Africa Ltd. - Series B(a) (d) (e)		73,623	0
LUKOIL PJSC (Sponsored ADR)		9,748	859,579
Neste Oyj		10,276	486,023
Novatek PJSC (Sponsored GDR)(b)		331	72,522
OMV AG		5,023	266,746
PetroChina Co., Ltd. - Class H		156,000	67,549
Royal Dutch Shell PLC - Class B		105,036	2,201,128
SandRidge Energy, Inc.(a)		14	149
Shaanxi Coal Industry Co., Ltd.		193,200	361,187
Teekay LNG Partners LP		81,198	1,374,682
Valero Energy Corp.		450	30,123
Vantage Drilling International(a)		602	3,462
Whiting Petroleum Corp.(a)		1,504	97,294

			7,555,222

Total Common Stocks (cost $360,094,977)			435,603,994

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 5.5%
Industrial – 4.5%
Basic – 0.3%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(b)	U.S.$	16	16,573
Arconic Corp. 6.125%, 02/15/2028(b)		33	34,302
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(b)		102	109,489
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(b)		25	25,192
4.875%, 03/01/2031(b) (c)		27	27,231
6.75%, 03/15/2026(b)		12	12,695
9.875%, 10/17/2025(b)		75	84,514
Commercial Metals Co. 5.375%, 07/15/2027		140	144,592
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		20	20,547
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		64	66,367
Diamond BC BV 4.625%, 10/01/2029(b)		29	28,360
Element Solutions, Inc. 3.875%, 09/01/2028(b)		91	90,041
ERP Iron Ore, LLC 9.039%, 12/31/2019(a) (d) (e) (h) (i)		12	9,218
FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/2027(b)		36	37,328

	Principal Amount (000)		U.S. $ Value

Glatfelter Corp. 4.75%, 11/15/2029(b)	U.S.$	32	$32,593
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		28	28,553
Hecla Mining Co. 7.25%, 02/15/2028		28	30,064
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(b)		77	81,788
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(b)	EUR	149	168,680
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(b) (i)	U.S.$	52	54,058
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		123	124,664
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(b)		34	37,276
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(b)	EUR	100	115,889
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (d) (e) (g) (h)	U.S.$	146	0
Mercer International, Inc. 5.125%, 02/01/2029		93	91,841
Peabody Energy Corp. 6.00%, 03/31/2022(b)		1	748
8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(b) (i)		7	6,609
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(b)		7	7,199
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)		20	19,968
Unifrax Escrow Issuer Corp. 5.25%, 09/30/2028(b)		9	8,850
7.50%, 09/30/2029(b)		16	15,628
Valvoline, Inc. 4.25%, 02/15/2030(b)		152	150,941
WR Grace Holdings LLC 5.625%, 08/15/2029(b)		59	59,309

			1,741,107

Capital Goods – 0.2%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b) (i)	EUR	202	232,300
Clean Harbors, Inc. 4.875%, 07/15/2027(b)	U.S.$	3	3,099
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(b) (c)		74	73,103

	Principal Amount (000)		U.S. $ Value

Colfax Corp. 6.375%, 02/15/2026(b)	U.S.$	18	$18,609
Energizer Holdings, Inc. 4.75%, 06/15/2028(b)		33	32,573
EnerSys 4.375%, 12/15/2027(b)		100	104,503
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(b)		130	133,250
GFL Environmental, Inc. 4.75%, 06/15/2029(b)		38	37,982
5.125%, 12/15/2026(b)		15	15,543
Granite US Holdings Corp. 11.00%, 10/01/2027(b)		54	58,833
Griffon Corp. 5.75%, 03/01/2028		22	22,671
JELD-WEN, Inc. 4.625%, 12/15/2025(b)		17	17,179
LSB Industries, Inc. 6.25%, 10/15/2028(b)		41	42,333
Madison IAQ LLC 5.875%, 06/30/2029(b)		207	199,144
Moog, Inc. 4.25%, 12/15/2027(b)		42	42,697
Stevens Holding Co., Inc. 6.125%, 10/01/2026(b)		18	19,308
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(b)		34	35,426
Tervita Corp. 11.00%, 12/01/2025(b)		84	96,405
TransDigm UK Holdings PLC 6.875%, 05/15/2026		265	278,740
TransDigm, Inc. 6.25%, 03/15/2026(b)		47	48,749
Triumph Group, Inc. 6.25%, 09/15/2024(b)		37	37,242
7.75%, 08/15/2025		42	41,731
8.875%, 06/01/2024(b)		53	58,149

			1,649,569

Communications - Media – 0.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		113	115,836
Altice Financing SA 5.75%, 08/15/2029(b)		279	265,937
AMC Networks, Inc. 4.25%, 02/15/2029		181	176,627
Arches Buyer, Inc. 6.125%, 12/01/2028(b) (c)		39	39,323
Banijay Entertainment SASU 3.50%, 03/01/2025(b)	EUR	150	169,407

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	U.S.$	34	$32,718
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(b)		25	25,337
CSC Holdings LLC 3.375%, 02/15/2031(b)		200	183,136
5.875%, 09/15/2022		15	15,341
DISH DBS Corp. 5.125%, 06/01/2029		53	46,588
5.25%, 12/01/2026(b)		135	133,705
5.75%, 12/01/2028(b)		94	92,621
7.375%, 07/01/2028(c)		98	95,917
DISH Network Corp. 3.375%, 08/15/2026(j)		56	51,618
Gray Escrow II, Inc. 5.375%, 11/15/2031(b)		129	129,437
iHeartCommunications, Inc. 4.75%, 01/15/2028(b)		35	34,829
6.375%, 05/01/2026		22	22,771
8.375%, 05/01/2027		137	143,940
Lamar Media Corp. 4.875%, 01/15/2029		4	4,173
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		139	134,110
8.00%, 08/01/2029(b)		93	90,644
Meredith Corp. 6.875%, 02/01/2026		204	211,014
National CineMedia LLC 5.75%, 08/15/2026		33	26,045
5.875%, 04/15/2028(b) (c)		67	59,850
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(b)		61	60,014
Scripps Escrow II, Inc. 5.375%, 01/15/2031(b)		41	41,206
Scripps Escrow, Inc. 5.875%, 07/15/2027(b)		76	77,524
Sinclair Television Group, Inc. 5.125%, 02/15/2027(b)		150	139,057
Sirius XM Radio, Inc. 3.875%, 09/01/2031(b)		116	110,149
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	150	176,146
TEGNA, Inc. 4.75%, 03/15/2026(b)	U.S.$	35	36,159
5.00%, 09/15/2029		110	110,548
Univision Communications, Inc. 4.50%, 05/01/2029(b)		43	43,035
9.50%, 05/01/2025(b)		43	46,246

	Principal Amount (000)		U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(b)	U.S.$	203	$206,577

			3,347,585

Communications - Telecommunications – 0.2%
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(b)		200	208,450
Consolidated Communications, Inc. 5.00%, 10/01/2028(b)		25	24,637
6.50%, 10/01/2028(b)		164	170,398
Embarq Corp. 7.995%, 06/01/2036		180	197,626
Frontier Communications Holdings LLC 5.875%, 10/15/2027(b)		65	67,173
6.75%, 05/01/2029(b)		28	28,807
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (k)		177	86,553
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(b)	EUR	100	112,716
Lumen Technologies, Inc. 5.375%, 06/15/2029(b)	U.S.$	27	26,324
Telecom Italia Capital SA 7.20%, 07/18/2036		105	114,723
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(b)		200	198,164
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(b)		147	138,015
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027(b)		0	118

			1,373,704

Consumer Cyclical - Automotive – 0.3%
Allison Transmission, Inc. 5.875%, 06/01/2029(b)		60	64,159
Aston Martin Capital Holdings Ltd. 15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(b) (i)		263	304,504
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(b)		69	71,787
Dana, Inc. 5.375%, 11/15/2027		11	11,491
5.625%, 06/15/2028		17	17,931
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		62	63,033
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (d) (e) (g)		59	0
(First Lien) 11.00%, 10/31/2024(a) (d) (e) (g)		24	0
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(b)		42	43,909
5.25%, 07/15/2031(b)		39	40,774

	Principal Amount (000)		U.S. $ Value

IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(b) (i)	EUR	100	$114,718
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024-01/15/2028(b) (c)	U.S.$	353	387,868
Mclaren Finance PLC 7.50%, 08/01/2026(b)		200	202,268
Meritor, Inc. 4.50%, 12/15/2028(b)		104	103,761
6.25%, 06/01/2025(b)		38	39,809
PM General Purchaser LLC 9.50%, 10/01/2028(b)		103	105,524
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b)		45	45,169
Tenneco, Inc. 5.00%, 07/15/2026(c)		121	115,508
7.875%, 01/15/2029(b)		83	88,873
Titan International, Inc. 7.00%, 04/30/2028		108	111,034

			1,932,120

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(b)		58	56,546
5.75%, 03/01/2027(b)		112	109,307
9.875%, 08/01/2027(b)		60	68,159
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(b)		179	185,020
Mattel, Inc. 5.875%, 12/15/2027(b)		15	16,053
NCL Corp., Ltd. 5.875%, 03/15/2026(b)		123	119,941
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026-04/01/2028(b)		183	178,451
10.875%, 06/01/2023(b)		127	138,189
11.50%, 06/01/2025(b)		134	149,445
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(b)		93	99,066
Six Flags Entertainment Corp. 4.875%, 07/31/2024(b)		30	30,256
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(b)		38	40,025
Vail Resorts, Inc. 6.25%, 05/15/2025(b)		25	26,125
Viking Cruises Ltd. 5.875%, 09/15/2027(b)		129	120,007
7.00%, 02/15/2029(b)		34	33,137
13.00%, 05/15/2025(b)		35	39,551

	Principal Amount (000)		U.S. $ Value

VOC Escrow Ltd. 5.00%, 02/15/2028(b)	U.S.$	3	$2,895

			1,412,173

Consumer Cyclical - Other – 0.3%
Adams Homes, Inc. 7.50%, 02/15/2025(b)		79	82,549
Beazer Homes USA, Inc. 6.75%, 03/15/2025		46	46,968
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		113	112,811
6.25%, 09/15/2027(b)		3	3,118
Caesars Entertainment, Inc. 6.25%, 07/01/2025(b)		102	106,235
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(b)		44	42,602
Empire Communities Corp. 7.00%, 12/15/2025(b)		29	29,666
Everi Holdings, Inc. 5.00%, 07/15/2029(b)		18	18,005
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(b)		173	179,527
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(b)		27	28,520
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		89	86,423
5.375%, 05/01/2025(b)		21	21,751
5.75%, 05/01/2028(b)		22	23,280
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(b)		72	70,998
5.00%, 06/01/2029(b)		66	65,608
Installed Building Products, Inc. 5.75%, 02/01/2028(b)		31	32,414
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		37	36,351
6.125%, 09/15/2025(b)		19	19,733
Mattamy Group Corp. 4.625%, 03/01/2030(b)		88	87,330
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)		70	69,919
5.875%, 09/01/2031(b)		70	70,218
Scientific Games International, Inc. 5.00%, 10/15/2025(b)		27	27,782
7.00%, 05/15/2028(b)		43	45,719
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(b)		142	141,586

	Principal Amount (000)		U.S. $ Value

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)	U.S.$	197	$196,699
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(b)		20	21,959
5.875%, 06/15/2027(b)		3	3,324
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(b)		183	194,011
Travel & Leisure Co. 4.50%, 12/01/2029(b)		117	114,193
Travel + Leisure Co. 4.625%, 03/01/2030(b)		94	93,599
6.625%, 07/31/2026(b)		48	51,984
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(b)		93	93,318

			2,218,200

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(b)		53	55,069
IRB Holding Corp. 6.75%, 02/15/2026(b)		122	123,908

			178,977

Consumer Cyclical - Retailers – 0.3%
Arko Corp. 5.125%, 11/15/2029(b)		46	44,258
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(b)		60	60,457
5.00%, 02/15/2032(b)		24	24,166
Bath & Body Works, Inc. 5.25%, 02/01/2028		13	13,941
6.625%, 10/01/2030(b)		129	143,233
6.875%, 11/01/2035		131	157,603
7.50%, 06/15/2029(c)		13	14,501
9.375%, 07/01/2025(b)		32	38,843
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b) (i)		48	46,462
Dufry One BV 2.50%, 10/15/2024(b)	EUR	143	156,876
FirstCash, Inc. 4.625%, 09/01/2028(b)	U.S.$	22	21,903
Foundation Building Materials, Inc. 6.00%, 03/01/2029(b)		24	22,969
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		90	89,771
LBM Acquisition LLC 6.25%, 01/15/2029(b)		20	19,155

	Principal Amount (000)		U.S. $ Value

Michaels Cos, Inc. (The) 7.875%, 05/01/2029(b)	U.S.$	144	$142,952
Murphy Oil USA, Inc. 5.625%, 05/01/2027		6	5,909
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(b)		60	62,971
Penske Automotive Group, Inc. 3.50%, 09/01/2025		65	66,120
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(b)		271	290,022
Rite Aid Corp. 7.50%, 07/01/2025(b)		140	139,601
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(b)		90	93,342
SRS Distribution, Inc. 6.125%, 07/01/2029(b)		29	29,037
Staples, Inc. 7.50%, 04/15/2026(b)		143	142,016
TPro Acquisition Corp. 11.00%, 10/15/2024(b)		36	39,077
White Cap Buyer LLC 6.875%, 10/15/2028(b)		151	154,653
White Cap Parent LLC 8.25%, 03/15/2026(b) (i)		29	29,468
William Carter Co. (The) 5.50%, 05/15/2025(b)		47	48,817

			2,098,123

Consumer Non-Cyclical – 0.5%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(b)		88	91,596
AdaptHealth LLC 4.625%, 08/01/2029(b)		118	115,708
6.125%, 08/01/2028(b)		25	26,413
AHP Health Partners, Inc. 5.75%, 07/15/2029(b)		83	82,182
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(b)		184	183,595
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		173	170,537
6.25%, 02/15/2029(b)		7	6,353
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(b)		8	8,355
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)		27	26,614
6.125%, 04/01/2030(b)		91	87,172
6.875%, 04/01/2028-04/15/2029(b) (c)		258	251,548
DaVita, Inc. 3.75%, 02/15/2031(b)		90	83,552

	Principal Amount (000)		U.S. $ Value

Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b) (c)	U.S.$	13	$12,389
Global Medical Response, Inc. 6.50%, 10/01/2025(b)		140	140,592
Grifols Escrow Issuer SA 4.75%, 10/15/2028(b)		200	198,166
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b) (c)		132	125,793
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (b) (k)		26	14,867
MEDNAX, Inc. 6.25%, 01/15/2027(b)		17	17,734
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(b)		17	16,930
ModivCare, Inc. 5.875%, 11/15/2025(b)		17	17,746
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(b)		93	91,843
5.25%, 10/01/2029(b)		167	166,901
Newell Brands, Inc. 4.35%, 04/01/2023		4	4,141
Option Care Health, Inc. 4.375%, 10/31/2029(b)		85	84,567
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(b)		164	165,378
RP Escrow Issuer LLC 5.25%, 12/15/2025(b)		45	44,438
Spectrum Brands, Inc. 3.875%, 03/15/2031(b)		175	169,337
5.75%, 07/15/2025		2	2,042
Sunshine Mid BV 6.50%, 05/15/2026(b)	EUR	103	120,090
Tenet Healthcare Corp. 6.125%, 10/01/2028(b)	U.S.$	65	66,423
7.50%, 04/01/2025(b)		70	73,667
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		65	63,172
US Acute Care Solutions LLC 6.375%, 03/01/2026(b)		18	18,453
US Foods, Inc. 4.75%, 02/15/2029(b)		188	190,250
US Renal Care, Inc. 10.625%, 07/15/2027(b)		85	87,456

			3,026,000

Energy – 0.9%
Antero Resources Corp. 7.625%, 02/01/2029(b)		24	26,328
8.375%, 07/15/2026(b)		44	48,776

	Principal Amount (000)		U.S. $ Value

Apache Corp. 4.625%, 11/15/2025	U.S.$	8	$8,463
4.875%, 11/15/2027		16	17,066
Athabasca Oil Corp. 9.75%, 11/01/2026(b)		121	120,274
Berry Petroleum Co. LLC 7.00%, 02/15/2026(b)		115	109,911
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(b)		29	29,545
7.625%, 12/15/2025(b)		42	44,208
Callon Petroleum Co. 8.25%, 07/15/2025		169	162,608
9.00%, 04/01/2025(b)		34	36,367
Citgo Holding, Inc. 9.25%, 08/01/2024(b)		50	48,753
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		43	43,192
7.00%, 06/15/2025(b)		152	153,505
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		45	44,497
7.50%, 04/30/2026		5	5,243
CNX Resources Corp. 6.00%, 01/15/2029(b)		64	65,542
7.25%, 03/14/2027(b)		15	15,850
Comstock Resources, Inc. 5.875%, 01/15/2030(b)		50	50,160
6.75%, 03/01/2029(b)		36	37,440
7.50%, 05/15/2025(b)		15	15,390
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(i)		26	25,882
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		125	126,371
EnLink Midstream LLC 5.625%, 01/15/2028(b)		120	124,440
EnLink Midstream Partners LP 4.15%, 06/01/2025		179	183,292
4.40%, 04/01/2024		7	7,210
5.05%, 04/01/2045		49	45,372
5.45%, 06/01/2047		39	37,894
5.60%, 04/01/2044		10	9,580
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		68	68,037
4.75%, 01/15/2031(b)		63	63,639
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		51	50,593
6.25%, 05/15/2026		47	45,164
6.50%, 10/01/2025		32	31,323
7.75%, 02/01/2028		84	82,337
8.00%, 01/15/2027		57	56,893
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		38	38,947

	Principal Amount (000)		U.S. $ Value

7.00%, 08/01/2027	U.S.$	51	$52,520
Gulfport Energy Corp. 6.00%, 10/15/2024(a)		62	2,945
6.375%, 05/15/2025-01/15/2026(a)		279	13,253
6.625%, 05/01/2023(a)		12	570
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(b)		103	112,943
Hess Midstream Operations LP 5.625%, 02/15/2026(b)		197	201,553
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		39	38,373
6.00%, 02/01/2031(b)		39	38,872
Independence Energy Finance LLC 7.25%, 05/01/2026(b)		100	103,117
ITT Holdings LLC 6.50%, 08/01/2029(b)		172	167,052
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(b)		116	101,637
Murphy Oil Corp. 6.375%, 12/01/2042		51	50,076
Nabors Industries Ltd. 7.25%, 01/15/2026(b)		59	50,759
7.50%, 01/15/2028(b)		117	99,446
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		93	90,913
New Fortress Energy, Inc. 6.75%, 09/15/2025(b)		166	159,264
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(b)		194	192,840
Occidental Petroleum Corp. 3.40%, 04/15/2026		10	9,917
3.50%, 06/15/2025		35	35,161
5.50%, 12/01/2025		12	12,857
5.875%, 09/01/2025		22	23,654
6.125%, 01/01/2031		31	36,177
8.00%, 07/15/2025(c)		37	42,159
8.50%, 07/15/2027		26	31,538
8.875%, 07/15/2030		26	34,144
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(b)		104	96,651
PDC Energy, Inc. 5.75%, 05/15/2026		217	219,359
Range Resources Corp. 8.25%, 01/15/2029(b)		69	76,100
Renewable Energy Group, Inc. 5.875%, 06/01/2028(b)		20	20,460
SM Energy Co. 5.625%, 06/01/2025		133	131,771
6.50%, 07/15/2028(c)		40	40,454
Southwestern Energy Co. 5.375%, 02/01/2029		78	81,267
8.375%, 09/15/2028		40	44,070

	Principal Amount (000)		U.S. $ Value

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(b)	U.S.$	61	$61,328
Sunnova Energy Corp. 5.875%, 09/01/2026(b)		30	30,511
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		129	134,633
6.00%, 04/15/2027		4	4,146
Talos Production, Inc. 12.00%, 01/15/2026		126	132,668
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(b)		135	139,653
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(b)		76	75,561
Transocean Pontus Ltd. 6.125%, 08/01/2025(b)		44	43,067
Transocean Sentry Ltd. 5.375%, 05/15/2023(b)		125	120,653
Transocean, Inc. 6.80%, 03/15/2038		1	419
7.25%, 11/01/2025(b)		39	28,545
7.50%, 01/15/2026(b)		103	72,471
11.50%, 01/30/2027(b)		35	32,953
Vantage Drilling International 7.50%, 11/01/2019(a) (d) (e) (h)		111	0
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(b)		25	25,591
W&T Offshore, Inc. 9.75%, 11/01/2023(b)		102	97,225
Western Midstream Operating LP 3.95%, 06/01/2025		24	24,844
4.50%, 03/01/2028		56	60,198
4.75%, 08/15/2028		29	31,579
5.30%, 02/01/2030(c)		48	51,696
5.45%, 04/01/2044		19	21,966

			5,681,671

Other Industrial – 0.0%
Avient Corp. 5.75%, 05/15/2025(b)		32	33,174
IAA, Inc. 5.50%, 06/15/2027(b)		34	35,290
Interface, Inc. 5.50%, 12/01/2028(b)		22	23,004
KAR Auction Services, Inc. 5.125%, 06/01/2025(b)		130	129,496

			220,964

Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(b)		31	31,892

	Principal Amount (000)		U.S. $ Value

9.75%, 07/15/2027(b)	U.S.$	206	$216,269
ANGI Group LLC 3.875%, 08/15/2028(b)		209	198,755
Aptim Corp. 7.75%, 06/15/2025(b)		168	150,405
APX Group, Inc. 5.75%, 07/15/2029(b)		253	247,487
6.75%, 02/15/2027(b)		35	36,417
Aramark Services, Inc. 6.375%, 05/01/2025(b)		90	93,917
Carlson Travel, Inc. 11.50%, 12/15/2026		201	6,038
Cars.com, Inc. 6.375%, 11/01/2028(b)		70	73,620
Garda World Security Corp. 6.00%, 06/01/2029(b)		182	172,629
9.50%, 11/01/2027(b)		37	38,607
Gartner, Inc. 4.50%, 07/01/2028(b)		49	50,913
Korn Ferry 4.625%, 12/15/2027(b)		63	64,811
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		140	139,776
MoneyGram International, Inc. 5.375%, 08/01/2026(b)		46	45,831
Monitronics International, Inc. 0.00%, 04/01/2020(a) (d) (e) (h)		120	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		77	74,674
5.75%, 11/01/2028(b) (c)		227	202,936
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(b)		161	163,694
Sabre GLBL, Inc. 9.25%, 04/15/2025(b)		41	45,498
Service Corp. International/US 3.375%, 08/15/2030		103	99,038
TripAdvisor, Inc. 7.00%, 07/15/2025(b)		41	42,986
Verisure Midholding AB 5.25%, 02/15/2029(b)	EUR	185	211,644
Verscend Escrow Corp. 9.75%, 08/15/2026(b)	U.S.$	115	120,970
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(b)		24	24,646

			2,553,453

Technology – 0.2%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)		95	94,839
Austin BidCo, Inc. 7.125%, 12/15/2028(b)		66	67,733

	Principal Amount (000)		U.S. $ Value

Avaya, Inc. 6.125%, 09/15/2028(b)	U.S.$	169	$175,207
Boxer Parent Co., Inc. 7.125%, 10/02/2025(b)		7	7,353
Cablevision Lightpath LLC 5.625%, 09/15/2028(b)		200	195,516
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(b)		41	40,173
CommScope, Inc. 4.75%, 09/01/2029(b)		92	89,301
LogMeIn, Inc. 5.50%, 09/01/2027(b)		51	50,775
NCR Corp. 5.125%, 04/15/2029(b)		102	103,209
5.75%, 09/01/2027(b)		40	41,507
6.125%, 09/01/2029(b)		28	29,723
Playtika Holding Corp. 4.25%, 03/15/2029(b)		90	85,492
Presidio Holdings, Inc. 4.875%, 02/01/2027(b)		12	12,140
8.25%, 02/01/2028(b)		18	18,709
Science Applications International Corp. 4.875%, 04/01/2028(b)		11	11,251
TTM Technologies, Inc. 4.00%, 03/01/2029(b)		90	87,355
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(b)		316	326,693

			1,436,976

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(b)		29	28,963
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		101	103,525
5.75%, 04/20/2029(b)		88	91,946
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(b)		47	47,760
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b)		94	102,408

			374,602

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(b) (c)		45	46,117
5.75%, 07/15/2027(b)		80	82,883
Modulaire Global Finance PLC 8.00%, 02/15/2023(b)		200	202,892

	Principal Amount (000)		U.S. $ Value

PROG Holdings, Inc. 6.00%, 11/15/2029(b)	U.S.$	80	$78,989

			410,881

			29,656,105

Financial Institutions – 0.9%
Banking – 0.3%
Alliance Data Systems Corp. 4.75%, 12/15/2024(b)		115	116,706
7.00%, 01/15/2026(b)		53	55,757
Ally Financial, Inc. Series B 4.70%, 05/15/2026(l)		272	278,767
Series C 4.70%, 05/15/2028(l)		19	19,095
Banco Santander SA 6.75%, 04/25/2022(b) (l)	EUR	300	347,116
CaixaBank SA 5.875%, 10/09/2027(b) (l)		200	254,079
Credit Suisse Group AG 6.25%, 12/18/2024(b) (l)	U.S.$	200	211,494
7.50%, 07/17/2023(b) (l)		206	216,244
Discover Financial Services Series D 6.125%, 06/23/2025(l)		306	336,401
UniCredit SpA 9.25%, 06/03/2022(b) (l)	EUR	200	236,499

			2,072,158

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(b)	U.S.$	83	90,471
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(b)		91	90,856
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013(a) (h)		1,030	5,663
NFP Corp. 6.875%, 08/15/2028(b)		257	254,985

			441,975

Finance – 0.2%
Air Lease Corp. Series B 4.65%, 06/15/2026(c) (l)		112	114,398
Aircastle Ltd. 5.25%, 06/15/2026(b) (l)		55	56,215
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b) (c)		46	45,400
CNG Holdings, Inc. 12.50%, 06/15/2024(b)		93	88,493

	Principal Amount (000)		U.S. $ Value

Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)	U.S.$	81	$83,458
CURO Finance LLC 7.50%, 08/01/2028(b)		46	45,979
Curo Group Holdings Corp. 7.50%, 08/01/2028(b)		131	131,041
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(b)		206	211,149
goeasy Ltd. 5.375%, 12/01/2024(b)		74	76,094
HighTower Holding, LLC 6.75%, 04/15/2029(b)		270	272,565
Lincoln Financing SARL 3.625%, 04/01/2024(b)	EUR	103	117,079
Navient Corp. 4.875%, 03/15/2028	U.S.$	45	43,889
5.50%, 01/25/2023		25	25,920
6.50%, 06/15/2022		31	31,935

			1,343,615

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(b)		242	231,889
7.00%, 11/15/2025(b)		35	34,825
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(b)		192	194,272
AmWINS Group, Inc. 4.875%, 06/30/2029(b)		20	19,729
AssuredPartners, Inc. 5.625%, 01/15/2029(b)		189	182,139

			662,854

Other Finance – 0.1%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		87	89,366
Intrum AB 3.00%, 09/15/2027(b)	EUR	100	109,299
4.875%, 08/15/2025(b)		100	116,850

			315,515

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)	U.S.$	153	145,457
5.75%, 05/15/2026(b)		51	52,620
Diversified Healthcare Trust 9.75%, 06/15/2025		90	97,182
Iron Mountain, Inc. 4.875%, 09/15/2027(b)		3	3,051
5.25%, 03/15/2028(b)		124	127,447

	Principal Amount (000)		U.S. $ Value

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024	U.S.$	90	$96,445
5.75%, 02/01/2027		108	122,055
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(b)		49	49,085
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(b)		204	220,414

			913,756

			5,749,873

Utility – 0.1%
Electric – 0.1%
Calpine Corp. 5.125%, 03/15/2028(b)		28	27,770
NRG Energy, Inc. 6.625%, 01/15/2027		2	2,068
Talen Energy Supply LLC 4.60%, 12/15/2021		1	732
6.50%, 06/01/2025		164	93,916
7.25%, 05/15/2027(b)		37	34,450
10.50%, 01/15/2026(b) (c)		237	145,383
Vistra Corp. 8.00%, 10/15/2026(b) (l)		150	157,036

			461,355

Total Corporates - Non-Investment Grade (cost $35,852,781)			35,867,333

GOVERNMENTS - TREASURIES – 3.0%
Russia – 0.1%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	RUB	23,770	300,628

United States – 2.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	14	12,250
U.S. Treasury Notes 0.625%, 08/15/2030(m) (n)		2,130	1,995,253
1.25%, 05/31/2028		10,510	10,462,376
1.625%, 08/15/2029(m) (n)		2,556	2,606,321
2.25%, 08/15/2027(n)		2,360	2,490,537
2.375%, 05/15/2029(n)		1,524	1,631,895

			19,198,632

Total Governments - Treasuries (cost $19,350,814)			19,499,260

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES – 2.6%
Funds and Investment Trusts – 2.6%(o)
Consumer Staples Select Sector SPDR Fund		8,642	$607,446
Health Care Select Sector SPDR Fund		51,156	6,636,468
iShares 10-20 Year Treasury Bond ETF		2,290	345,355
iShares JPMorgan USD Emerging Markets Bond ETF		3,714	399,144
iShares MSCI Europe Financials ETF(c)		35,069	675,780
iShares Russell 2000 ETF(c)		591	128,938
iShares US Technology ETF(c)		11,589	1,313,381
ROBO Global Robotics and Automation Index ETF		14,480	984,206
Utilities Select Sector SPDR Fund(c)		3,022	198,757
VanEck Vectors JPMorgan EM Local Currency Bond ETF - Class E		9,266	264,081
Vanguard Global ex-U.S. Real Estate ETF		98,397	5,430,530

Total Investment Companies (cost $16,672,065)			16,984,086

Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 1.6%
Angola – 0.1%
Angolan Government International Bond 8.00%, 11/26/2029(b)	U.S.$	226	207,539
9.375%, 05/08/2048(b)		200	182,037
9.50%, 11/12/2025(b)		386	391,983

			781,559

Argentina – 0.1%
Argentine Republic Government International Bond 0.50%, 07/09/2030		705	217,905
1.00%, 07/09/2029		96	31,417
1.125%, 07/09/2035		1,207	336,058
2.50%, 07/09/2041		52	15,893

			601,273

Bahrain – 0.1%
Bahrain Government International Bond 6.75%, 09/20/2029(b)		200	211,850
7.00%, 10/12/2028(b)		200	214,250
7.375%, 05/14/2030(b)		200	218,600
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(b)		218	234,119

			878,819

Brazil – 0.0%
Brazilian Government International Bond 3.875%, 06/12/2030		260	243,636

Dominican Republic – 0.2%
Dominican Republic International Bond

	Principal Amount (000)		U.S. $ Value

4.50%, 01/30/2030(b)	U.S.$	300	$298,275
4.875%, 09/23/2032(b)		150	148,856
8.625%, 04/20/2027(b)		425	503,625

			950,756

Ecuador – 0.1%
Ecuador Government International Bond 0.50%, 07/31/2040(b)		200	113,614
1.00%, 07/31/2035(b)		436	281,132
5.00%, 07/31/2030(b)		166	135,551
Zero Coupon, 07/31/2030(b)		48	25,961

			556,258

Egypt – 0.2%
Egypt Government International Bond 6.125%, 01/31/2022(b)		407	407,000
7.053%, 01/15/2032(b)		200	176,250
7.625%, 05/29/2032(b) (c)		208	187,460
8.70%, 03/01/2049(b)		239	204,046
8.875%, 05/29/2050(b)		208	179,920

			1,154,676

El Salvador – 0.0%
El Salvador Government International Bond 5.875%, 01/30/2025(b)		9	6,217
7.125%, 01/20/2050(b)		334	197,541

			203,758

Ghana – 0.1%
Ghana Government International Bond 6.375%, 02/11/2027(b)		200	164,250
8.125%, 03/26/2032(b)		232	183,280
10.75%, 10/14/2030(b)		248	271,870

			619,400

Honduras – 0.1%
Honduras Government International Bond 7.50%, 03/15/2024(b)		400	417,200

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(b)	EUR	170	180,783
5.875%, 10/17/2031(b)		135	153,563
5.125%, 06/15/2025(b)		152	185,075
6.125%, 06/15/2033(b)	U.S.$	258	262,886

			782,307

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(b)		275	284,625

	Principal Amount (000)		U.S. $ Value

6.875%, 06/24/2024(b)	U.S.$	200	$210,400

			495,025

Lebanon – 0.0%
Lebanon Government International Bond 6.60%, 11/27/2026(a) (b) (k)		189	20,790
6.65%, 04/22/2024(a) (b) (k)		45	4,950
6.85%, 03/23/2027(a) (b) (k)		46	5,060

			30,800

Nigeria – 0.1%
Nigeria Government International Bond 6.50%, 11/28/2027(b)		200	194,750
7.625%, 11/21/2025-11/28/2047(b)		467	452,184

			646,934

Oman – 0.0%
Oman Government International Bond 6.25%, 01/25/2031(b)		213	222,851

Pakistan – 0.0%
Pakistan Government International Bond 6.00%, 04/08/2026(b)		200	197,022

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(b)		365	368,650

South Africa – 0.1%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		247	229,139
5.875%, 09/16/2025		300	330,431

			559,570

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2033(b)		200	186,300
7.75%, 09/01/2024-09/01/2027(b)		473	472,584

			658,884

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (k)		815	77,425

Total Emerging Markets - Sovereigns (cost $11,695,178)			10,446,803

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 1.4%
Financial Institutions – 0.8%
Banking – 0.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(b)	U.S.$	184	$200,063
Bank of America Corp. Series Z 6.50%, 10/23/2024(l)		7	7,610
Barclays Bank PLC 6.86%, 06/15/2032(b) (l)		35	47,895
CIT Group, Inc. 3.929%, 06/19/2024		31	32,029
Citigroup Capital XVIII 0.973% (LIBOR 3 Month + 0.89%), 06/28/2067(p)	GBP	185	219,139
Citigroup, Inc. 3.875%, 02/18/2026(l)	U.S.$	50	49,565
5.95%, 01/30/2023(l)		365	372,815
Series V 4.70%, 01/30/2025(l)		47	46,946
Series Y 4.15%, 11/15/2026(l)		65	64,146
Credit Agricole SA 8.125%, 12/23/2025(b) (l)		400	472,484
DNB Bank ASA 6.50%, 03/26/2022(b) (l)		201	204,049
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(l)		23	24,846
Series P 5.00%, 11/10/2022(c) (l)		185	182,876
HSBC Holdings PLC 6.00%, 09/29/2023(b) (l)	EUR	300	364,897
Truist Financial Corp. Series P 4.95%, 09/01/2025(l)	U.S.$	211	226,388
Series Q 5.10%, 03/01/2030(l)		56	62,195
UBS Group AG 7.00%, 02/19/2025(b) (l)		400	443,240

			3,021,183

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(l)		119	128,574

Finance – 0.1%
Aircastle Ltd. 2.85%, 01/26/2028(b)		15	15,068
4.125%, 05/01/2024		14	14,703
4.25%, 06/15/2026		2	2,155

	Principal Amount (000)		U.S. $ Value

5.00%, 04/01/2023	U.S.$	3	$3,147
5.25%, 08/11/2025(b)		200	221,078
Aviation Capital Group LLC 1.95%, 01/30/2026(b)		4	3,927
3.50%, 11/01/2027(b)		25	25,941
4.125%, 08/01/2025(b)		39	41,531
4.875%, 10/01/2025(b)		30	32,678
5.50%, 12/15/2024(b)		67	73,736

			433,964

Insurance – 0.1%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(b) (c)		298	415,226
MetLife Capital Trust IV 7.875%, 12/15/2037(b)		254	345,404
MetLife, Inc. 6.40%, 12/15/2036		47	58,247
Prudential Financial, Inc. 5.20%, 03/15/2044		44	45,966
5.625%, 06/15/2043		126	131,236

			996,079

REITs – 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		20	22,170
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		33	34,510
5.25%, 08/01/2026		96	99,116
Trust Fibra Uno 4.869%, 01/15/2030(b)		200	213,442

			369,238

			4,949,038

Industrial – 0.6%
Basic – 0.2%
ArcelorMittal SA 6.75%, 03/01/2041		54	73,352
7.00%, 10/15/2039		53	72,760
Arconic Corp. 6.00%, 05/15/2025(b)		54	56,608
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		200	200,160
CF Industries, Inc. 3.45%, 06/01/2023		52	53,730
4.95%, 06/01/2043		3	3,616
5.375%, 03/15/2044		76	96,335
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(b)		11	15,094
GUSAP III LP 4.25%, 01/21/2030(b) (c)		200	207,750

	Principal Amount (000)		U.S. $ Value

Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)	U.S.$	201	$241,238

			1,020,643

Capital Goods – 0.0%
General Electric Co. Series D 3.446% (LIBOR 3 Month + 3.33%), 03/15/2022(l) (p)		122	118,928

Communications - Telecommunications – 0.0%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		55	60,191
Qwest Corp. 6.75%, 12/01/2021		133	132,588

			192,779

Consumer Cyclical - Automotive – 0.0%
General Motors Co. 6.25%, 10/02/2043		185	252,468
Lear Corp. 4.25%, 05/15/2029		24	26,784

			279,252

Consumer Cyclical - Other – 0.1%
MDC Holdings, Inc. 6.00%, 01/15/2043		195	245,536
PulteGroup, Inc. 6.00%, 02/15/2035		130	168,155
Toll Brothers Finance Corp. 4.875%, 03/15/2027		27	29,882

			443,573

Consumer Non-Cyclical – 0.0%
HCA, Inc. 5.875%, 05/01/2023		23	24,327

Energy – 0.1%
Cenovus Energy, Inc. 5.375%, 07/15/2025		35	38,888
6.75%, 11/15/2039		4	4,775
Continental Resources, Inc./OK 5.75%, 01/15/2031(b)		82	95,661
Ecopetrol SA 4.625%, 11/02/2031		46	43,873
5.875%, 05/28/2045		38	35,103
6.875%, 04/29/2030		93	102,765
Enable Midstream Partners LP 4.40%, 03/15/2027		136	147,061
4.95%, 05/15/2028		26	29,025
Energy Transfer LP 6.125%, 12/15/2045		135	168,943
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		37	40,406

	Principal Amount (000)			U.S. $ Value

QEP Resources, Inc. 5.375%, 10/01/2022	U.S.$	0	**	$501

				707,001

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(b)		11		12,464

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025(c)		250		260,087
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		59		60,597
Microchip Technology, Inc. 4.25%, 09/01/2025		58		60,075
Nokia Oyj 3.375%, 06/12/2022		15		15,186
6.625%, 05/15/2039		34		45,724
Western Digital Corp. 4.75%, 02/15/2026		10		10,808

				452,477

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(b)		57		65,488
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(b)		67		73,437
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(b)		354		378,001

				516,926

Transportation - Services – 0.0%
United Rentals North America, Inc. 3.875%, 11/15/2027		60		62,261

				3,830,631

Utility – 0.0%
Electric – 0.0%
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(b)		200		217,500

Total Corporates - Investment Grade (cost $8,300,728)				8,997,169

BANK LOANS – 0.7%
Financial Institutions – 0.0%
Finance – 0.0%
Equiniti Group PLC 10/29/2028(d) (q)		20		20,013

Insurance – 0.0%
Hub International Limited
4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(r)		122		121,403

	Principal Amount (000)			U.S. $ Value

4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(r)	U.S.$	0	**	$306
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.840% (LIBOR 1 Month + 3.75%), 09/03/2026(r)		146		145,213

				266,922

				286,935

Industrial – 0.7%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(d) (r)		183		180,033
Chariot Buyer LLC 11/03/2028(q) (r)		20		19,858
Granite US Holdings Corporation 4.750% (LIBOR 3 Month + 4.00%), 09/30/2026(d) (r)		163		161,401

				361,292

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 5.250% (LIBOR 3 Month + 4.50%), 10/28/2027(r)		149		148,969
Clear Channel Outdoor Holdings, Inc. 3.600% (LIBOR 2 Month + 3.50%), 08/21/2026(r)		0	**	86
3.630% (LIBOR 3 Month + 3.50%), 08/21/2026(r)		34		33,672
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.090% (LIBOR 1 Month + 3.00%), 05/01/2026(r)		35		35,018
Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(r)		95		95,155

				312,900

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(r)		128		128,646
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(r)		129		122,584
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(r)		230		232,588

	Principal Amount (000)		U.S. $ Value

Zacapa SARL 4.632% (LIBOR 3 Month + 4.50%), 07/02/2025(r)	U.S.$	198	$197,959

			681,777

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.340% (LIBOR 1 Month + 3.25%), 04/30/2026(r)		51	50,015

Consumer Cyclical - Other – 0.0%
Caesars Resort Collection, LLC 2.840% (LIBOR 1 Month + 2.75%), 12/23/2024(r)		181	178,635

Consumer Cyclical - Retailers – 0.0%
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(r)		200	198,452

Consumer Non-Cyclical – 0.1%
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(r)		79	76,704
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.8420% (LIBOR 1 Month + 3.75%), 11/16/2025(r)		96	94,761
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(d) (r)		47	46,941
U.S. Renal Care, Inc. 5.090% (LIBOR 1 Month + 5.00%), 06/26/2026(r)		167	161,657
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(r)		169	168,453

			548,516

Energy – 0.0%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(r)		55	54,349
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(d) (r)		123	120,859
Parkway Generation, LLC 11/05/2028(d) (q)		80	79,132

			254,340

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.0%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(r)	U.S.$	189	$189,614
Dealer Tire, LLC 4.340% (LIBOR 1 Month + 4.25%), 12/12/2025(r)		39	38,989
Rockwood Service Corporation 4.090% (LIBOR 1 Month + 4.00%), 01/23/2027(d) (r)		9	9,177

			237,780

Services – 0.1%
Amentum Government Services Holdings LLC 3.590% (LIBOR 1 Month + 3.50%), 01/29/2027(r)		40	39,039
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(r)		195	184,391
Verscend Holding Corp. 4.090% (LIBOR 1 Month + 4.00%), 08/27/2025(r)		88	88,175

			311,605

Technology – 0.2%
Ascend Learning, LLC 11/16/2029(q)		60	60,100
athenahealth, Inc. 4.340% (LIBOR 1 Month + 4.25%), 02/11/2026(r)		1	532
4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(r)		212	211,218
Banff Guarantor, Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(r)		40	40,330
Boxer Parent Company, Inc. 3.882% (LIBOR 3 Month + 3.75%), 10/02/2025(r)		164	162,265
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(d) (r)		177	173,747
Loyalty Ventures, Inc. 11/03/2027(q)		156	154,528
MedAssets Software Intermediate Holdings, Inc. 11/19/2029(q)		40	39,825
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(r)		66	65,750
Presidio Holdings, Inc. 3.600% (LIBOR 1 Month + 3.50%), 01/22/2027(r)		2	2,216

	Principal Amount (000)		U.S. $ Value

3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(r)	U.S.$	40	$40,280
Veritas US, Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(r)		222	220,881

			1,171,672

			4,306,984

Utility – 0.0%
Electric – 0.0%
Generation Bridge Acquisition, LLC 08/06/2028(d) (q)		63	63,195
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(r)		173	169,448
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(r)		33	32,322

			264,965

Total Bank Loans (cost $4,849,461)			4,858,884

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Risk Share Floating Rate – 0.7%
Bellemeade Re Ltd. Series 2018-3A, Class M2 2.842% (LIBOR 1 Month + 2.75%), 10/25/2028(b) (p)		150	150,263
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (p)		164	163,882
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.442% (LIBOR 1 Month + 4.35%), 04/25/2031(b) (p)		51	52,263
Eagle Re Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (p)		150	150,642
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class B 8.892% (LIBOR 1 Month + 8.80%), 03/25/2028(p)		791	839,358
Series 2016-HQA2, Class M3 5.242% (LIBOR 1 Month + 5.15%), 11/25/2028(p)		272	280,549
Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(p)		337	346,046
Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(p)		371	381,521

	Principal Amount (000)		U.S. $ Value

Series 2019-DNA3, Class M2 2.142% (LIBOR 1 Month + 2.05%), 07/25/2049(b) (p)	U.S.$	16	$16,400
Series 2020-DNA1, Class M2 1.792% (LIBOR 1 Month + 1.70%), 01/25/2050(b) (p)		150	150,745
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(p)		74	75,628
Series 2015-C02, Class 2M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(p)		11	10,986
Series 2015-C03, Class 1M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(p)		4	3,877
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(p)		18	17,856
Series 2015-C04, Class 2M2 5.642% (LIBOR 1 Month + 5.55%), 04/25/2028(p)		151	158,395
Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(p)		85	89,700
Series 2016-C04, Class 1B 10.342% (LIBOR 3 Month + 10.25%), 01/25/2029(p)		197	221,253
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(p)		220	228,271
Series 2016-C07, Class 2M2 4.442% (LIBOR 1 Month + 4.35%), 05/25/2029(p)		255	265,173
Series 2017-C01, Class 1B1 5.842% (LIBOR 1 Month + 5.75%), 07/25/2029(p)		27	29,351
Series 2017-C03, Class 1B1 4.942% (LIBOR 1 Month + 4.85%), 10/25/2029(p)		27	29,094
Series 2017-C05, Class 1B1 3.692% (LIBOR 1 Month + 3.60%), 01/25/2030(p)		27	28,430
Series 2017-C06, Class 1B1 4.242% (LIBOR 1 Month + 4.15%), 02/25/2030(p)		143	150,968
Series 2018-C01, Class 1B1 3.642% (LIBOR 1 Month + 3.55%), 07/25/2030(p)		107	110,602
Home Re Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 10/25/2028(b) (p)		235	236,182

	Principal Amount (000)		U.S. $ Value

Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.992% (LIBOR 1 Month + 2.90%), 11/26/2029(b) (p)	U.S.$	218	$218,598
Traingle Re Ltd. Series 2020-1, Class M2 5.692% (LIBOR 1 Month + 5.60%), 10/25/2030(b) (p)		150	153,318

			4,559,351

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.629%, 05/28/2035		96	92,691

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		9	6,759
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		11	6,295

			13,054

Total Collateralized Mortgage Obligations (cost $4,616,867)			4,665,096

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.2%
CSN Inova Ventures 6.75%, 01/28/2028(b)		219	219,630
Eldorado Gold Corp. 6.25%, 09/01/2029(b)		46	46,293
First Quantum Minerals Ltd. 7.25%, 04/01/2023(b)		342	347,718
Stillwater Mining Co. 4.50%, 11/16/2029(b)		200	188,750
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(b)		201	212,286
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		21	20,002

			1,034,679

Capital Goods – 0.1%
Cemex SAB de CV 5.125%, 06/08/2026(b) (l)		200	202,250
7.375%, 06/05/2027(b)		300	327,645
Embraer Netherlands Finance BV 5.40%, 02/01/2027		90	92,419
6.95%, 01/17/2028(b)		200	216,702

	Principal Amount (000)		U.S. $ Value

Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)	U.S.$	127	$635

			839,651

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(b)		200	209,288
Digicel Group Holdings Ltd. 7.00%, 12/16/2021(g) (i) (l)		9	7,723
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(b) (i)		19	17,997
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(i)		165	164,881

			399,889

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.50%, 10/01/2027(b)		214	197,549

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (g) (i)		39	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (g) (i)		22	0

			0

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(b)		210	209,711
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		200	198,757
5.125%, 05/09/2029		200	195,520
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(a) (d) (e) (g) (i) (k)		5	53
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(a) (g) (h)		434	4,339

			608,380

Energy – 0.1%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		270	287,550
Leviathan Bond Ltd. 5.75%, 06/30/2023(b)		18	18,296
6.50%, 06/30/2027(b)		109	114,250
Peru LNG Srl 5.375%, 03/22/2030(b)		217	184,830
Petrobras Global Finance BV 5.60%, 01/03/2031		59	61,096

	Principal Amount (000)		U.S. $ Value

8.75%, 05/23/2026	U.S.$	27	$32,717

			698,739

			3,778,887

Utility – 0.0%
Electric – 0.0%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(b)		200	222,287
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		12	12,292

			234,579

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(b) (i)		107	6,281

REITs – 0.0%
Scenery Journey Ltd. 12.00%, 10/24/2023(b)		200	40,000
			46,281

Total Emerging Markets - Corporate Bonds (cost $4,169,423)			4,059,747

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.122% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (p)		270	269,971
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.422% (LIBOR 3 Month + 6.30%), 07/18/2030(b) (p)		250	246,399
Dryden CLO Ltd. Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (p)		250	250,219
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.132% (LIBOR 3 Month + 6.00%), 01/20/2034(b) (p)		150	150,024
Elmwood CLO XII Ltd. Series 2021-5A, Class E Zero Coupon (LIBOR 3 Month + 6.35%), 01/20/2035(b) (p)		250	250,000
Kayne CLO 11 Ltd. Series 2021-11A, Class E 6.374% (LIBOR 3 Month + 6.25%), 04/15/2034(b) (p)		250	250,082

	Principal Amount (000)		U.S. $ Value

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.224% (LIBOR 3 Month + 3.10%), 01/24/2033(b) (p)	U.S.$	263	$259,895
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 10/15/2029(b) (p)		306	304,068
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.172% (LIBOR 3 Month + 7.04%), 07/20/2032(b) (p)		250	242,270
Voya CLO Ltd. Series 2019-1A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (p)		109	105,295

Total Collateralized Loan Obligations (cost $2,343,737)			2,328,223

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031		301	281,947
6.49%, 01/23/2027		51	52,145
6.50%, 01/23/2029		41	40,743
6.75%, 09/21/2047		229	187,242
6.95%, 01/28/2060		31	25,342

			587,419

Oman – 0.0%
Lamar Funding Ltd. 3.958%, 05/07/2025(b)		206	201,918

Ukraine – 0.1%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(b)		324	294,840

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(b)		220	233,585

Total Quasi-Sovereigns (cost $1,261,932)			1,317,762

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(b)		53	53,029
SoFi Consumer Loan Program LLC Series 2017-6, Class C 4.02%, 11/25/2026(b)		360	361,506

			414,535

	Principal Amount (000)		U.S. $ Value

Home Equity Loans - Fixed Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.469%, 05/25/2037	U.S.$	19	$18,984

Total Asset-Backed Securities (cost $428,911)			433,519

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Exide Corp. 0.00%(a) (d) (e)		117	89,798

Energy Equipment & Services – 0.0%
Gulfport Energy Operating Corp. 10.00%(a) (d) (i) (l)		9	53,550

Industrial Conglomerates – 0.0%
WESCO International, Inc. Series A 10.625%(a)		3,350	101,538

			244,886

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc. 7.625%(a)		1,190	19,944

Total Preferred Stocks (cost $193,586)			264,830

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Floating Rate CMBS – 0.0%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.107% (LIBOR 1 Month + 3.02%), 12/19/2030(b) (p)	U.S.$	100	99,520
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.839% (LIBOR 1 Month + 4.75%), 05/15/2036(b) (p)		39	27,637

			127,157

Non-Agency Fixed Rate CMBS – 0.0%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.632%, 07/10/2047(b)		35	35,545
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.141%, 01/10/2047(b)		71	11,692

	Principal Amount (000)			U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 5.049%, 01/15/2047(b)	U.S.$	71		$69,467

				116,704

Total Commercial Mortgage-Backed Securities (cost $296,774)				243,861

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Mexico – 0.0%
Mexico Government International Bond 4.75%, 04/27/2032 (cost $195,982)		200		223,163

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/2022(a) (d) (e)		1,913		43,403

Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(a)		4,686		11,715

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)		8		0
Battalion Oil Corp., expiring 10/08/2022(a) (d) (e)		6		0
Battalion Oil Corp., expiring 10/08/2022(a) (c) (d) (e)		10		0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(a)		4,816		179
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(a)		2,024		97

				276

Total Warrants (cost $15,546)				55,394

RIGHTS – 0.0%
Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Vonovia SE, expiring 12/02/2021(a) (cost $0)		4,370		15,413

	Principal Amount (000)

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $94)	U.S.$	0	**	97

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 13.8%
Investment Companies – 13.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (s) (t) (cost $90,691,804)	90,691,804	$90,691,804

Total Investments Before Security Lending Collateral for Securities Loaned – 97.0% (cost $561,030,660)		636,556,438

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (s) (t) (cost $5,279,624)	5,279,624	5,279,624

Total Investments – 97.8% (cost $566,310,284)(u)		641,836,062
Other assets less liabilities – 2.2%		14,312,088

Net Assets – 100.0%		$656,148,150

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	166	December 2021	$17,086,218	$(591,743)
10 Yr Canadian Bond Futures	184	March 2022	20,150,170	182,086
10 Yr Japan Bond (OSE) Futures	30	December 2021	40,309,437	16,126
E-Mini Russell 2000 Futures	5	December 2021	561,294	(11,969)
Euro Buxl 30 Yr Bond Futures	62	December 2021	14,710,759	626,182
Euro STOXX 50 Index Futures	125	December 2021	5,953,409	(173,749)
Euro-BOBL Futures	55	December 2021	8,474,401	(22,516)
Euro-Bund Futures	97	December 2021	18,896,570	65,467
Euro-Bund Futures	77	December 2021	9,805,892	11,268
FTSE China A50 Futures	32	December 2021	502,701	(10,093)
FTSE KLCI Futures	7	December 2021	126,313	(75)
FTSE Taiwan Index Futures	31	December 2021	1,915,903	(42,263)
Long Gilt Futures	405	March 2022	67,566,240	451,922
MSCI EAFE Futures	158	December 2021	18,743,140	(1,082,690)
MSCI Emerging Markets Futures	237	December 2021	15,413,960	(1,048,205)
S&P 400 E-Mini Futures	31	December 2021	8,405,690	(16,470)
S&P 500 E-Mini Futures	26	December 2021	5,854,335	81,790
S&P TSX 60 Index Futures	4	December 2021	772,692	7,613
SET 50 Futures	566	December 2021	3,282,009	(160,212)
SPI 200 Futures	1	December 2021	131,184	(2,319)
TOPIX Index Futures	27	December 2021	4,855,762	(326,899)
U.S. Long Bond (CBT) Futures	2	March 2022	315,612	8,638
U.S. T-Note 2 Yr (CBT) Futures	151	March 2022	32,970,006	58,885
U.S. T-Note 5 Yr (CBT) Futures	262	March 2022	31,756,562	49,829
U.S. T-Note 10 Yr (CBT) Futures	471	March 2022	60,741,619	871,069
U.S. Ultra Bond (CBT) Futures	283	March 2022	54,389,482	2,369,706

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	20	March 2022	$2,190,111	$(19,917)
BIST 30 Futures	1,454	December 2021	2,012,626	(85,799)
E-Mini Russell 2000 Futures	62	December 2021	7,810,366	(92,774)
Euro STOXX 50 Index Futures	96	December 2021	4,544,686	105,907
FTSE 100 Index Futures	23	December 2021	2,186,595	21,057
FTSE/JSE Top 40 Futures	80	December 2021	3,035,565	(186,768)
Hang Seng Index Futures	13	December 2021	2,055,595	98,843
Long Gilt Futures	21	March 2022	3,503,331	(23,537)
Mexican BOLSA Index Futures	32	December 2021	770,642	31,624
MSCI EAFE Futures	4	December 2021	474,365	27,265
MSCI Emerging Markets Futures	9	December 2021	582,010	36,475
MSCI Singapore IX ETS Futures	88	December 2021	2,343,368	123,618
OMXS30 Index Futures	94	December 2021	2,483,099	144,438
S&P 500 E-Mini Futures	215	December 2021	47,573,756	(1,513,432)
S&P TSX 60 Index Futures	20	December 2021	3,945,022	43,499
SGX Nifty 50 Futures	52	December 2021	1,817,457	42,853
SPI 200 Futures	6	December 2021	788,181	14,988
TOPIX Index Futures	19	December 2021	3,350,532	163,555
U.S. T-Note 2 Yr (CBT) Futures	134	March 2022	29,292,444	(17,962)
U.S. T-Note 5 Yr (CBT) Futures	54	March 2022	6,532,673	(22,843)
U.S. T-Note 10 Yr (CBT) Futures	5	March 2022	721,751	(12,702)
U.S. T-Note 10 Yr (CBT) Futures	288	March 2022	37,155,682	(518,318)
U.S. Ultra Bond (CBT) Futures	116	March 2022	22,293,586	(971,664)
WIG 20 Index Futures	57	December 2021	633,162	24,192

				$(1,276,024)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	PEN	23,545	USD	5,850	01/21/2022	$76,357
Bank of America, NA	CNY	10,557	USD	1,629	12/09/2021	(27,670)
Bank of America, NA	USD	608	RUB	45,746	12/15/2021	7,819
Bank of America, NA	USD	7,140	NOK	62,334	12/15/2021	(248,404)
Barclays Bank PLC	COP	36,998,126	USD	9,592	01/21/2022	380,045
Barclays Bank PLC	IDR	12,145,741	USD	845	01/27/2022	2,087
Barclays Bank PLC	JPY	342,876	USD	3,005	12/15/2021	(29,125)
Barclays Bank PLC	INR	328,527	USD	4,356	01/07/2022	(5,303)
Barclays Bank PLC	PHP	584,406	USD	11,433	01/27/2022	(131,561)
Barclays Bank PLC	CNY	14,843	USD	2,317	12/09/2021	(12,681)
Barclays Bank PLC	NOK	12,987	USD	1,436	12/15/2021	429
Barclays Bank PLC	ZAR	12,205	USD	768	01/25/2022	6,365
Barclays Bank PLC	CAD	5,756	USD	4,528	12/15/2021	21,574
Barclays Bank PLC	GBP	1,371	USD	1,833	12/15/2021	9,307
Barclays Bank PLC	USD	898	PLN	3,666	12/07/2021	(5,803)
Barclays Bank PLC	USD	7,852	MYR	32,771	12/22/2021	(84,904)
Barclays Bank PLC	USD	1,673	NZD	2,460	12/15/2021	5,523
Barclays Bank PLC	USD	2,427	NOK	21,634	12/15/2021	(35,242)
Barclays Bank PLC	USD	3,726	SEK	33,642	12/15/2021	6,693
Barclays Bank PLC	USD	4,419	SEK	38,872	12/15/2021	(105,168)
Barclays Bank PLC	USD	12,088	PHP	620,356	01/27/2022	188,565
Barclays Bank PLC	USD	7,079	INR	529,206	01/07/2022	(53,717)
Barclays Bank PLC	USD	636	KRW	752,180	01/20/2022	(250)
Barclays Bank PLC	USD	3,452	CLP	2,839,547	01/21/2022	(38,684)
Barclays Bank PLC	USD	1,247	IDR	17,843,564	01/27/2022	(8,839)
Barclays Bank PLC	USD	1,675	IDR	24,164,985	01/27/2022	1,714
BNP Paribas SA	HUF	1,221,011	USD	4,123	12/07/2021	323,183
BNP Paribas SA	MXN	32,990	USD	1,615	01/13/2022	89,685

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	8,930	CAD	11,216	12/15/2021	$(148,793)
Citibank, NA	RUB	68,821	USD	935	12/15/2021	8,557
Citibank, NA	EUR	890	USD	1,029	02/10/2022	17,756
Citibank, NA	USD	1,794	SEK	15,931	12/15/2021	(26,418)
Credit Suisse International	CZK	60,632	USD	2,685	12/07/2021	(9,661)
Credit Suisse International	CNY	26,782	USD	4,195	12/09/2021	(8,854)
Credit Suisse International	EUR	1,900	USD	2,140	12/15/2021	(14,798)
Credit Suisse International	GBP	1,868	USD	2,484	12/15/2021	(686)
Credit Suisse International	USD	1,290	CHF	1,193	12/15/2021	9,714
Credit Suisse International	USD	895	PLN	3,666	12/07/2021	(2,039)
Credit Suisse International	USD	1,186	CAD	1,517	12/15/2021	1,292
Credit Suisse International	USD	9,966	CNY	64,120	12/09/2021	98,455
Credit Suisse International	USD	1,074	PLN	4,488	12/07/2021	18,964
Credit Suisse International	USD	1,055	MXN	22,795	01/13/2022	(242)
Credit Suisse International	USD	1,826	CZK	40,550	12/07/2021	(23,604)
Credit Suisse International	USD	1,609	HUF	518,588	12/07/2021	4,557
Credit Suisse International	USD	2,684	HUF	839,865	12/07/2021	(70,359)
Deutsche Bank AG	CLP	688,728	USD	852	01/21/2022	24,091
Deutsche Bank AG	INR	183,360	USD	2,431	01/07/2022	(3,530)
Deutsche Bank AG	RUB	86,170	USD	1,169	12/15/2021	9,931
Deutsche Bank AG	EUR	2,993	USD	3,460	02/10/2022	58,186
Deutsche Bank AG	PEN	2,694	USD	667	01/21/2022	6,499
Deutsche Bank AG	PEN	2,102	USD	514	01/21/2022	(1,044)
Deutsche Bank AG	GBP	1,449	USD	1,945	12/15/2021	18,006
Deutsche Bank AG	USD	2,152	EUR	1,900	12/15/2021	3,045
Deutsche Bank AG	USD	781	PLN	3,262	12/07/2021	12,908
Deutsche Bank AG	USD	1,597	JPY	181,622	12/15/2021	9,983
Deutsche Bank AG	USD	6,713	RUB	494,682	12/15/2021	(57,014)
Deutsche Bank AG	USD	3,994	KRW	4,732,716	01/20/2022	3,490
Deutsche Bank AG	USD	1,304	COP	5,086,059	01/21/2022	(37,705)
Goldman Sachs Bank USA	HUF	434,925	USD	1,393	12/07/2021	39,142
Goldman Sachs Bank USA	RUB	405,287	USD	5,619	12/15/2021	166,277
Goldman Sachs Bank USA	ZAR	47,750	USD	2,998	01/25/2022	18,293
Goldman Sachs Bank USA	RUB	30,244	USD	407	12/15/2021	(174)
Goldman Sachs Bank USA	AUD	2,364	USD	1,706	12/15/2021	20,468
Goldman Sachs Bank USA	NZD	1,711	USD	1,206	12/15/2021	38,312
Goldman Sachs Bank USA	GBP	1,186	USD	1,593	12/15/2021	15,025
Goldman Sachs Bank USA	USD	956	CHF	891	12/15/2021	15,172
Goldman Sachs Bank USA	USD	963	CAD	1,205	12/15/2021	(19,337)
Goldman Sachs Bank USA	USD	885	NZD	1,275	12/15/2021	(14,638)
Goldman Sachs Bank USA	USD	1,018	PLN	4,033	12/07/2021	(36,786)
Goldman Sachs Bank USA	USD	1,219	NOK	10,614	12/15/2021	(45,301)
Goldman Sachs Bank USA	USD	4,814	MYR	20,014	12/22/2021	(69,937)
Goldman Sachs Bank USA	USD	4,276	RUB	309,063	12/15/2021	(117,292)
HSBC Bank USA	KRW	4,149,983	USD	3,518	01/20/2022	13,329
HSBC Bank USA	INR	274,249	USD	3,599	01/07/2022	(41,968)
HSBC Bank USA	IDR	154,040	USD	11	01/27/2022	15
HSBC Bank USA	AUD	10,074	USD	7,361	12/15/2021	179,270
HSBC Bank USA	PLN	8,933	USD	2,316	12/07/2021	141,594
HSBC Bank USA	CHF	1,096	USD	1,194	01/13/2022	(1,807)
HSBC Bank USA	USD	2,964	TWD	83,136	01/20/2022	52,852
HSBC Bank USA	USD	7,999	INR	602,051	01/07/2022	(6,435)
JPMorgan Chase Bank, NA	CAD	3,904	USD	3,111	02/10/2022	53,023
Morgan Stanley Capital Services, Inc.	TWD	191,117	USD	6,828	01/20/2022	(106,893)
Morgan Stanley Capital Services, Inc.	JPY	120,658	USD	1,060	02/09/2022	(8,840)
Morgan Stanley Capital Services, Inc.	BRL	69,664	USD	12,422	12/02/2021	30,704
Morgan Stanley Capital Services, Inc.	USD	12,400	BRL	69,664	12/02/2021	(8,753)
Morgan Stanley Capital Services, Inc.	USD	6,157	BRL	34,699	01/04/2022	(26,785)
Morgan Stanley Capital Services, Inc.	USD	1,398	JPY	159,183	02/09/2022	11,663
Standard Chartered Bank	INR	161,760	USD	2,174	01/07/2022	26,717
Standard Chartered Bank	PHP	79,900	USD	1,586	01/27/2022	5,120
Standard Chartered Bank	USD	1,987	IDR	28,553,968	01/27/2022	(5,611)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	THB	283,092	USD	8,361	12/09/2021	$(39,400)
State Street Bank & Trust Co.	THB	106,757	USD	3,226	12/09/2021	58,478
State Street Bank & Trust Co.	CZK	14,079	USD	656	12/07/2021	30,407
State Street Bank & Trust Co.	CZK	22,460	USD	991	12/07/2021	(6,922)
State Street Bank & Trust Co.	MXN	9,993	USD	489	01/13/2022	27,302
State Street Bank & Trust Co.	EUR	819	USD	951	02/10/2022	19,997
State Street Bank & Trust Co.	GBP	353	USD	479	01/14/2022	9,129
State Street Bank & Trust Co.	CAD	349	USD	277	02/10/2022	3,283
State Street Bank & Trust Co.	EUR	153	USD	173	02/10/2022	(495)
State Street Bank & Trust Co.	EUR	7	USD	8	12/15/2021	(54)
State Street Bank & Trust Co.	USD	273	EUR	238	02/10/2022	(2,330)
State Street Bank & Trust Co.	USD	317	CAD	399	02/10/2022	(4,378)
State Street Bank & Trust Co.	USD	1,203	CHF	1,096	01/13/2022	(7,029)
State Street Bank & Trust Co.	USD	468	MXN	9,657	01/13/2022	(20,943)
State Street Bank & Trust Co.	USD	2,129	THB	70,696	12/09/2021	(31,615)
UBS AG	RUB	145,327	USD	1,933	12/15/2021	(22,618)
UBS AG	COP	85,440	USD	22	01/21/2022	866
UBS AG	RUB	80,259	USD	1,086	12/15/2021	5,986
UBS AG	NZD	13,997	USD	9,788	12/15/2021	236,177
UBS AG	CHF	8,776	USD	9,438	12/15/2021	(125,720)
UBS AG	BRL	266	USD	47	12/02/2021	16
UBS AG	BRL	266	USD	47	01/04/2022	147
UBS AG	USD	47	BRL	266	12/02/2021	(159)

						$679,226

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	$31,949	$—	$31,949
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	120,549	—	120,549
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	134,219	—	134,219
CHF	2,550	09/21/2031	1 Day SARON	(0.192)%	Annual	(48,115)	(42,830)	(5,285)
NZD	630	09/28/2031	3 Month BKBM	2.180%	Quarterly/ Semi-Annual	(17,461)	—	(17,461)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	5,300	10/04/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	$4,015	$—	$4,015
SEK	6,230	10/06/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	4,691	—	4,691
NZD	1,330	10/06/2031	3 Month BKBM	2.198%	Quarterly/ Semi-Annual	(35,753)	—	(35,753)
NOK	21,750	10/21/2031	1.983%	6 Month NIBOR	Annual/ Semi-Annual	(64,188)	—	(64,188)
CHF	590	11/19/2031	1 Day SARON	0.100%	Annual	7,459	—	7,459

						$137,365	$(42,830)	$180,195

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	10,100	01/14/2026	2.236%	CPI#	Maturity	$732,982	$—	$732,982

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	3.13%	USD	13,504	$(1,165,862)	$(1,140,257)	$(25,605)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.87	USD	801	64,270	6,436	57,834
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	3.30	USD	10,170	869,514	908,536	(39,022)
Federative Republic of Brazil 4.250%, 01/07/2025, 12/20/2026*	1.00	Quarterly	2.57	USD	2,923	(209,125)	(140,882)	(68,243)
iTraxxx Xover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.87	EUR	3,890	473,564	530,792	(57,228)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of South Africa, 5.875%, 09/16/2025, 12/20/2026*	1.00%	Quarterly	2.43%	USD	300	$(19,675)	$(15,874)	$(3,801)

						$12,686	$148,751	$(136,065)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	10.00%	USD	830	$356,463	$263,197	$93,266
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)	Monthly	10.00	USD	950	259,153	155,658	103,495
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	25	(10,714)	(12,043)	1,329
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,579	(677,314)	(264,704)	(412,610)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,472	(1,219,559)	(422,423)	(797,136)
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	2,400	(1,029,793)	(410,927)	(618,866)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.84	USD	50	4,762	1,325	3,437
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	5	(2,060)	(2,313)	253

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	5	$(2,061)	$(2,313)	$252
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	10	(4,122)	(4,528)	406
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	30	(12,775)	(13,244)	469
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	30	(12,775)	(12,242)	(533)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	29	(12,363)	(11,778)	(585)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	31	(13,187)	(12,489)	(698)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	32	(13,599)	(12,803)	(796)

						$(2,389,944)	$(761,627)	$(1,628,317)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, N.A.
MLABUSCU	OBFR Plus 0.25%	Quarterly	USD	61	11/15/2022	$59,966
MLABUSLV	OBFR Plus 0.25%	Quarterly	USD	1,666	11/15/2022	(27,753)
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.001%	Quarterly	USD	110,354	02/01/2022	442,734
BNP Paribas SA
BNPABPLA	LIBOR Plus 0.20%	Quarterly	USD	1,301	03/15/2022	(46,712)
Citibank, N.A.
CGABROEE	LIBOR Plus 0.20%	Quarterly	USD	2,864	03/15/2022	14,943
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	EURIBOR	Quarterly/ Maturity	EUR	19	12/20/2021	(20,046)
Russell 2000 Total Return Index	LIBOR Plus 0.06%	Quarterly	USD	8,229	06/15/2022	(119,516)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	735		07/15/2025	$3,492
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	144		07/15/2025	856
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	83		07/15/2025	604
Sanne Group PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	07/15/2025	2
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	6		01/05/2023	(335)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	19		01/05/2023	(847)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	20		01/05/2023	(954)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	28		01/05/2023	(1,096)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	38		01/05/2023	(1,189)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	24		01/05/2023	(1,249)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	43		01/05/2023	(1,653)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	51		01/05/2023	(1,991)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	69		01/05/2023	(2,629)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	76		01/05/2023	(3,204)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	172		01/05/2023	(6,954)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	168		01/05/2023	(7,098)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	204		01/05/2023	(10,654)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	278		01/05/2023	(10,704)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	332		01/05/2023	(14,541)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	326		01/05/2023	(16,787)
Siltronic AG	ESTER Plus 0.35%	Monthly	EUR	351		01/05/2023	(19,557)
Vivo Energy PLC	OBFR Plus 0.35%	Monthly	USD	88		07/15/2025	(29,082)
Vivo Energy PLC	LIBOR Plus 0.35%	Monthly	USD	88		07/15/2025	(38,284)
JPMorgan Chase Bank, N.A.
BHP Group PLC	SONIA Plus 0.35%	Monthly	GBP	508		08/12/2022	44,231
BHP Group PLC	SONIA Plus 0.35%	Monthly	GBP	289		08/12/2022	34,324
BHP Group PLC	SONIA Plus 0.35%	Monthly	GBP	337		08/12/2022	14,991
BHP Group PLC	SONIA Plus 0.35%	Monthly	GBP	117		08/12/2022	3,393
BHP Group PLC	SONIA Plus 0.35%	Monthly	GBP	6		08/12/2022	298
BHP Group PLC	SONIA Plus 0.35%	Monthly	GBP	4		08/12/2022	89
Blue Prism Group PLC	SONIA Plus 0.35%	Monthly	GBP	57		08/12/2022	10,490
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	341		08/12/2022	1,734
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	275		08/12/2022	1,438
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	255		08/12/2022	1,354

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	69		08/12/2022	$299
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	30		08/12/2022	99
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	47		08/12/2022	97
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	15		08/12/2022	79
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	35		08/12/2022	65
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	8		08/12/2022	14
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	2
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	11		08/12/2022	(13)
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	74		08/12/2022	(96)
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	77		08/12/2022	(106)
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	85		08/12/2022	(114)
Dunedin Income Growth Investment Trust PLC	SONIA Plus 0.35%	Monthly	GBP	90		08/12/2022	(125)
JPABJVAL(1)	LIBOR Plus 0.18%	Quarterly	JPY	29,876		07/15/2022	(16,548)
JPABJVAL(2)	LIBOR Plus 0.18%	Quarterly	JPY	94,989		07/15/2022	(52,615)
JPABJVAL(3)	TONAR Plus 0.18%	Quarterly	JPY	42,615		11/15/2022	(20,811)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	74		08/12/2022	929
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	7		08/12/2022	16
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	19		08/12/2022	14
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	3		08/12/2022	8
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	2
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	2
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/12/2022	(2)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/12/2022	(2)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	2		08/12/2022	(7)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	0	***	08/12/2022	(8)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	(15)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	1		08/12/2022	(18)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	10		08/12/2022	(31)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	3		08/12/2022	(56)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	21		08/12/2022	(62)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	6		08/12/2022	(142)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	62		08/12/2022	(145)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	12		08/12/2022	(323)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	19		08/12/2022	(357)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	91	08/12/2022	$(543)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	100	08/12/2022	(2,605)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	79	08/12/2022	(2,879)
Sumo Group PLC	SONIA Plus 0.35%	Annual	GBP	87	08/12/2022	(3,964)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	163	08/12/2022	(4,840)
Sumo Group PLC	SONIA Plus 0.35%	Monthly	GBP	249	08/12/2022	(7,891)
Morgan Stanley Capital Services LLC
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	124	01/27/2022	11,618
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	101	01/27/2022	9,736
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	130	01/27/2022	9,250
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	97	01/27/2022	5,678
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	260	01/27/2022	5,437
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	48	01/27/2022	4,955
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	136	01/27/2022	3,637
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	63	01/27/2022	3,427
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	93	01/27/2022	3,148
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	54	01/27/2022	3,026
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	160	01/27/2022	2,908
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	115	01/27/2022	2,532
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	52	01/27/2022	2,419
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	90	01/27/2022	2,178
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	104	01/27/2022	1,885
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	128	01/27/2022	1,615
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	48	01/27/2022	797
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	15	01/27/2022	753
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	10	01/27/2022	541
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	9	01/27/2022	486
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	14	01/27/2022	434
Avast PLC	SONIA Plus 0.54%	Monthly	GBP	15	01/27/2022	325
Bloomberg Commodity Index	0.00%	Annual	GBP	43,994	12/15/2021	(827,138)
KOSPI 200 Futures	0.00%	Monthly	KRW	373,350	12/09/2021	(15,654)
KOSPI 200 Futures	0.00%	Monthly	KRW	653,363	12/09/2021	(31,743)
KOSPI 200 Futures	0.00%	Monthly	KRW	746,700	12/09/2021	(60,728)
KOSPI 200 Futures	0.00%	Monthly	KRW	746,700	12/09/2021	(61,961)
KOSPI 200 Futures	0.00%	Monthly	KRW	2,146,763	12/09/2021	(125,432)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	168	01/27/2022	6,183
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	182	01/27/2022	4,884

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	98		01/27/2022	$3,700
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	80		01/27/2022	1,417
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	165		01/27/2022	1,281
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	165		01/27/2022	1,127
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	161		01/27/2022	1,097
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	72		01/27/2022	878
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	77		01/27/2022	692
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	57		01/27/2022	145
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	68		01/27/2022	49
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	54		01/27/2022	(165)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	163		01/27/2022	(840)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	69		01/27/2022	(1,012)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	90		01/27/2022	(1,317)
Meggitt PLC	SONIA Plus 0.54%	Monthly	GBP	71		01/27/2022	(1,397)
RTS Futures	0.00%	Monthly	USD	556		12/16/2021	(397)
RTS Futures	0.00%	Monthly	USD	395		12/16/2021	(15,083)
RTS Futures	0.00%	Monthly	USD	345		12/16/2021	(47,689)
RTS Futures	0.00%	Monthly	USD	1,079		12/16/2021	(135,829)
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	345		01/27/2022	1,833
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	222		01/27/2022	1,503
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	86		01/27/2022	593
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	70		01/27/2022	479
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	62		01/27/2022	431
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	65		01/27/2022	395
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	14		01/27/2022	118
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	7		01/27/2022	48
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	1		01/27/2022	7
Sanne Group PLC	SONIA Plus 0.54%	Monthly	GBP	0	***	01/27/2022	1
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	281		01/27/2022	1,715
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	203		01/27/2022	446
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	259		01/27/2022	345
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	213		01/27/2022	269
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	123		01/27/2022	431
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	104		01/27/2022	163
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	101		01/27/2022	135
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	25		01/27/2022	133

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	16		01/27/2022	$85
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	63		01/27/2022	84
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	44		01/27/2022	58
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	39		01/27/2022	52
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	2		01/27/2022	15
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	7		01/27/2022	13
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	1		01/27/2022	7
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	0	***	01/27/2022	0
Suez SA	EURIBOR Plus 0.50%	Monthly	EUR	70		01/27/2022	(27)
Swiss Market Index Futures	0.00%	Monthly	CHF	1,334		12/17/2021	(27,305)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	34		01/27/2022	(959)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	40		01/27/2022	(1,647)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	33		01/27/2022	(1,731)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	44		01/27/2022	(2,312)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	116		01/27/2022	(6,293)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	80		01/27/2022	(6,539)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	80		01/27/2022	(6,761)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	84		01/27/2022	(7,237)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	82		01/27/2022	(7,271)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	80		01/27/2022	(7,278)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	77		01/27/2022	(7,702)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Annual	GBP	77		01/27/2022	(7,904)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	68		01/27/2022	(8,429)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	102		01/27/2022	(9,503)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	91		01/27/2022	(10,662)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	157		01/27/2022	(14,487)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	156		01/27/2022	(14,904)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	146		01/27/2022	(16,723)
Ultra Electronics Holdings PLC	SONIA Plus 0.54%	Monthly	GBP	146		01/27/2022	(17,741)
Pay Total Return on Reference Obligation
Goldman Sachs International
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	517		07/15/2025	(8,249)
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	517		07/15/2025	(9,962)
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	517		07/15/2025	(16,987)
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	517		07/15/2025	(34,821)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
GSABHVIP	LIBOR	Quarterly	USD	815		09/15/2022	$17,685
II-VI, Inc.	OBFR Minus 0.31%	Monthly	USD	216		01/05/2023	20,395
II-VI, Inc.	OBFR Minus 0.30%	Monthly	USD	216		01/05/2023	17,903
II-VI, Inc.	OBFR Minus 0.31%	Monthly	USD	216		01/05/2023	12,334
M&T Bank Corp.	OBFR Minus 0.29%	Monthly	USD	170		01/05/2023	20,947
M&T Bank Corp.	OBFR Minus 0.07%	Monthly	USD	213		01/05/2023	15,804
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	219		01/05/2023	13,746
M&T Bank Corp.	OBFR Minus 0.28%	Monthly	USD	146		01/05/2023	10,742
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	87		01/05/2023	5,154
M&T Bank Corp.	OBFR Minus 0.29%	Monthly	USD	50		01/05/2023	4,635
M&T Bank Corp.	OBFR Minus 0.28%	Monthly	USD	59		01/05/2023	4,122
M&T Bank Corp.	OBFR Minus 0.29%	Monthly	USD	30		01/05/2023	3,174
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	46		01/05/2023	2,495
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	26		01/05/2023	1,475
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	17		01/05/2023	1,082
M&T Bank Corp.	OBFR Minus 0.07%	Monthly	USD	17		01/05/2023	936
M&T Bank Corp.	OBFR Minus 0.05%	Monthly	USD	8		01/05/2023	768
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	8		01/05/2023	563
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	5		01/05/2023	505
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	0	***	01/05/2023	26
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	82		07/15/2025	7,291
M&T Bank Corp.	OBFR Minus 0.27%	Monthly	USD	57		07/15/2025	6,142
M&T Bank Corp.	OBFR Minus 0.26%	Monthly	USD	2		07/15/2025	222
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	464		01/05/2023	28,045
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	443		01/05/2023	23,912
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	205		01/05/2023	13,269
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	344		01/05/2023	9,946
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	304		01/05/2023	7,512
New York Community Bancorp, Inc.	OBFR Minus 0.07%	Monthly	USD	133		01/05/2023	4,103
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	147		01/05/2023	1,138
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	19		01/05/2023	359
New York Community Bancorp, Inc.	OBFR Minus 0.29%	Monthly	USD	62		01/05/2023	(3,001)
New York Community Bancorp, Inc.	OBFR Minus 0.29%	Monthly	USD	130		01/05/2023	(5,055)
New York Community Bancorp, Inc.	OBFR Minus 0.29%	Monthly	USD	228		01/05/2023	(9,646)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	214	07/15/2025	$(37,240)
JPMorgan Chase Bank, N.A.
BHP Group Ltd.	OBFR Minus 0.88%	Monthly	USD	5	08/12/2022	(20)
BHP Group Ltd.	OBFR Minus 0.88%	Monthly	USD	160	08/12/2022	(1,804)
BHP Group Ltd.	OBFR Minus 0.88%	Monthly	USD	467	08/12/2022	(8,378)
BHP Group Ltd.	OBFR Minus 0.75%	Monthly	USD	396	08/12/2022	(27,128)
BHP Group Ltd.	OBFR Minus 0.75%	Monthly	USD	686	08/12/2022	(32,329)
First Citizens BancShares Inc./NC	OBFR Minus 0.40%	Monthly	USD	78	08/12/2022	5,714
First Citizens BancShares Inc./NC	OBFR Minus 0.40%	Monthly	USD	64	08/12/2022	(1,800)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	154	08/12/2022	9,437
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	136	08/12/2022	8,301
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	148	08/12/2022	7,758
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	149	08/12/2022	6,891
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	100	08/12/2022	6,020
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	162	08/12/2022	5,733
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	101	08/12/2022	5,256
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	105	08/12/2022	5,249
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	84	08/12/2022	5,138
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	74	08/12/2022	4,325
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	109	08/12/2022	3,690
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	130	08/12/2022	3,666
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	96	08/12/2022	3,649
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	51	08/12/2022	2,604
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	46	08/12/2022	1,465
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	25	08/12/2022	1,385
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	48	08/12/2022	1,268
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	17	08/12/2022	714
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	8	08/12/2022	489
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	7	08/12/2022	377
First Citizens BancShares, Inc./NC	OBFR Minus 0.39%	Monthly	USD	2	08/12/2022	131
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	8	08/12/2022	(142)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	10	08/12/2022	(190)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	(417)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	38	08/12/2022	(955)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	18	08/12/2022	$(985)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	31	08/12/2022	(1,078)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	68	08/12/2022	(1,178)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	68	08/12/2022	(1,783)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	25	08/12/2022	(1,813)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	69	08/12/2022	(2,241)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	66	08/12/2022	(3,665)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	206	08/12/2022	(5,669)
First Citizens BancShares, Inc./NC	OBFR Minus 0.40%	Monthly	USD	92	08/12/2022	(7,082)
JPQABHYS	OBFR Minus 0.05%	Quarterly	USD	408	06/15/2022	44,046
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	156	08/12/2022	19,188
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	156	08/12/2022	18,680
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	50	08/12/2022	5,205
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	65	08/12/2022	4,820
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	48	08/12/2022	3,914
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	38	08/12/2022	3,039
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	37	08/12/2022	2,999
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	30	08/12/2022	2,437
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	14	08/12/2022	1,253
MKS Instruments, Inc.	OBFR Minus 0.39%	Monthly	USD	98	08/12/2022	642
MKS Instruments, Inc.	OBFR Minus 0.39%	Monthly	USD	7	08/12/2022	235
Raymond James Financial, Inc.	OBFR Minus 0.31%	Monthly	USD	107	08/12/2022	3,769
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	133	08/12/2022	3,319
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	72	08/12/2022	2,893
Raymond James Financial, Inc.	OBFR Minus 0.31%	Monthly	USD	55	08/12/2022	2,101
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	92	08/12/2022	1,881
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	36	08/12/2022	1,217
Raymond James Financial, Inc.	OBFR Minus 0.31%	Monthly	USD	25	08/12/2022	602
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	35	08/12/2022	595
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	81	08/12/2022	307
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	3	08/12/2022	65
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	18	08/12/2022	53
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	3	08/12/2022	43
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1	08/12/2022	33

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1		08/12/2022	$19
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	1		08/12/2022	17
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	4		08/12/2022	(18)
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	33		08/12/2022	564
Raymond James Financial, Inc.	OBFR Minus 0.30%	Monthly	USD	77		08/12/2022	1,096
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	22		08/12/2022	(5,845)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	41		08/12/2022	(10,488)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	72		08/12/2022	(20,892)
S&P Global, Inc.	OBFR Minus 0.40%	Monthly	USD	123		08/12/2022	(33,981)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	199		08/12/2022	(51,921)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	211		08/12/2022	(60,034)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	243		08/12/2022	(68,200)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	259		08/12/2022	(68,990)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	259		08/12/2022	(69,920)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	253		08/12/2022	(71,158)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	273		08/12/2022	(72,267)
S&P Global, Inc.	OBFR Minus 0.40%	Monthly	USD	507		08/12/2022	(138,695)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	574		08/12/2022	(164,600)
United Community Banks, Inc.	OBFR Minus 0.39%	Monthly	USD	0	***	08/12/2022	(31)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	2		08/12/2022	(290)
United Community Banks, Inc.	OBFR Minus 0.38%	Monthly	USD	3		08/12/2022	(363)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	50		08/12/2022	(5,254)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	44		08/12/2022	(7,377)
United Community Banks, Inc.	OBFR Minus 0.39%	Monthly	USD	79		08/12/2022	(9,043)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	173		08/12/2022	(23,965)
JPMorgan Chase Bank, NA
First Citizens BancShares Inc./NC	OBFR Minus 0.40%	Monthly	USD	174		08/12/2022	12,277
Morgan Stanley Capital Services LLC
Advanced Micro Devices, Inc.	FedFundEffective Minus 0.21%	Annual	USD	691		01/27/2022	(290,795)
Advanced Micro Devices, Inc.	FedFundEffective Plus 0.00%	Monthly	USD	1,042		01/27/2022	(497,932)
Apollo Global Management, Inc.	FedFundEffective Minus 0.48%	Monthly	USD	1		01/27/2022	(261)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	2		01/27/2022	(435)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	3	01/27/2022	$(625)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	9	01/27/2022	(2,125)
Apollo Global Management, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	8	01/27/2022	(2,560)
Apollo Global Management, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	8	01/27/2022	(2,612)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	10	01/27/2022	(2,789)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	14	01/27/2022	(4,361)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	35	01/27/2022	(7,665)
Apollo Global Management, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	103	01/27/2022	(13,679)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	72	01/27/2022	(15,608)
Apollo Global Management, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	75	01/27/2022	(16,932)
Apollo Global Management, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	162	01/27/2022	(20,012)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	125	01/27/2022	(22,839)
Apollo Global Management, Inc.	FedFundEffective Minus 0.19%	Monthly	USD	119	01/27/2022	(25,934)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	144	01/27/2022	(27,094)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	136	01/27/2022	(31,208)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	215	01/27/2022	(39,977)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	214	01/27/2022	(42,833)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	237	01/27/2022	(51,759)
Apollo Global Management, Inc.	FedFundEffective Minus 0.19%	Monthly	USD	261	01/27/2022	(51,968)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	184	01/27/2022	(58,702)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	288	01/27/2022	(64,284)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	560	01/27/2022	(126,313)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	146		01/27/2022	$11,707
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	153		01/27/2022	11,265
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	76		01/27/2022	2,596
Citizens Financial Group, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	77		01/27/2022	2,018
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	84		01/27/2022	8,559
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	62		01/27/2022	6,000
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	123		01/27/2022	(1,549)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	7		01/27/2022	138
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1		01/27/2022	14
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1		01/27/2022	11
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	***	01/27/2022	(5)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	***	01/27/2022	(20)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	***	01/27/2022	(30)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	80		01/27/2022	(1,412)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1		01/27/2022	(46)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	25		01/27/2022	(49)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1		01/27/2022	(60)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	4		01/27/2022	(69)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1		01/27/2022	(73)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	2		01/27/2022	(202)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	5		01/27/2022	(374)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	4		01/27/2022	(412)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	15	01/27/2022	$(905)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	12	01/27/2022	(1,051)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	23	01/27/2022	(1,953)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	19	01/27/2022	(2,010)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	28	01/27/2022	(2,432)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	32	01/27/2022	(2,474)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	46	01/27/2022	(3,427)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	59	01/27/2022	(4,062)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	71	01/27/2022	(4,199)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	56	01/27/2022	(5,107)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	92	01/27/2022	(6,574)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	95	01/27/2022	(7,145)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	109	01/27/2022	(8,321)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	154	01/27/2022	(9,761)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	141	01/27/2022	(11,887)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	175	01/27/2022	(12,619)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	118	01/27/2022	(12,892)
DraftKings, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	201	01/27/2022	98,346
DraftKings, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	106	01/27/2022	56,093
DraftKings, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	31	01/27/2022	16,261
DraftKings, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	4	01/27/2022	3,406
First Interstate BancSystem Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1	01/27/2022	35

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	70	01/27/2022	$2,397
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	73	01/27/2022	2,392
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	38	01/27/2022	1,752
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	58	01/27/2022	1,357
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	30	01/27/2022	1,210
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	21	01/27/2022	553
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	23	01/27/2022	293
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	6	01/27/2022	237
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	58	01/27/2022	120
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1	01/27/2022	11
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	19	01/27/2022	9
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1	01/27/2022	(5)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	3	01/27/2022	(52)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	51	01/27/2022	(64)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	47	01/27/2022	(76)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	30	01/27/2022	(349)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	27	01/27/2022	(512)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	90	01/27/2022	(620)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	16	01/27/2022	(627)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	14	01/27/2022	(644)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	95	01/27/2022	(2,320)
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	226	01/27/2022	7,041

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	229	01/27/2022	$7,002
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	136	01/27/2022	6,944
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	139	01/27/2022	6,654
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	234	01/27/2022	6,502
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	221	01/27/2022	6,303
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	105	01/27/2022	5,229
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	181	01/27/2022	5,033
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	86	01/27/2022	4,247
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	49	01/27/2022	1,358
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	61	01/27/2022	887
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	15	01/27/2022	420
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	6	01/27/2022	376
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	10	01/27/2022	323
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	16	01/27/2022	287
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	3	01/27/2022	94
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	2	01/27/2022	42
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	3	01/27/2022	(30)
IBOVESPA Futures	0	Monthly	BRL	4,718	12/15/2021	31,912
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	634	06/15/2022	44,985
NortonLifeLock Inc.	FedFundEffective Minus 0.21%	Monthly	USD	16	01/27/2022	134
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	17	01/27/2022	1,524
NortonLifeLock, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	14	01/27/2022	1,032
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	32	01/27/2022	879

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	20	01/27/2022	$715
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	11	01/27/2022	698
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	16	01/27/2022	625
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	13	01/27/2022	592
NortonLifeLock, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	6	01/27/2022	460
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	12	01/27/2022	448
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	11	01/27/2022	403
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	8	01/27/2022	391
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	6	01/27/2022	375
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	7	01/27/2022	351
NortonLifeLock, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	2	01/27/2022	134
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	13	01/27/2022	114
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	2	01/27/2022	94
NortonLifeLock, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	2	01/27/2022	82
NortonLifeLock, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	6	01/27/2022	80
NortonLifeLock, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	15	01/27/2022	72
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1	01/27/2022	64
NortonLifeLock, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1	01/27/2022	52
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	1	01/27/2022	(59)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	3	01/27/2022	(267)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	2	01/27/2022	(274)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	4	01/27/2022	(302)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	6	01/27/2022	$(580)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	6	01/27/2022	(617)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	7	01/27/2022	(797)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	15	01/27/2022	(1,296)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	20	01/27/2022	(1,823)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	19	01/27/2022	(1,976)
South State Corp.	FedFundEffective Minus 0.22%	Monthly	USD	24	01/27/2022	(2,342)
South State Corp.	FedFundEffective Minus 0.19%	Monthly	USD	21	01/27/2022	(2,579)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	81	01/27/2022	(7,314)
South State Corp.	FedFundEffective Minus 0.21%	Monthly	USD	208	01/27/2022	(25,633)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	325	01/27/2022	(30,137)
VICI Properties, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	17	01/27/2022	1,925

						$(3,116,796)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
FTSE 100 Index	20.75%	Maturity	GBP	622	$237,257	$0	$237,257
Goldman Sachs International
Nikkei 225 Index	25.40	Maturity	JPY	33,511	14,716	0	14,716
UBS AG
Nikkei 225 Index	23.75	Maturity	JPY	113,268	264,718	0	264,718
S&P/ASX 200 Index	18.50	Maturity	AUD	891	76,941	0	76,941
Sale Contracts
Bank of America, NA
Russell 2000 Index	26.50	Maturity	USD	924	(751,449)	0	(751,449)
Citibank, NA
NASDAQ 100 Stock Index	23.00	Maturity	USD	1000	(306,201)	0	(306,201)
UBS AG
Nikkei 225 Index	22.10	Maturity	JPY	252,369	(86,751)	0	(86,751)

					$(550,769)	$0	$(550,769)

**	Principal amount less than 500.
***	Notional amount less than $500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $54,322,572 or 8.3% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	When-Issued or delayed delivery security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Diamond Offshore Drilling, Inc.	04/26/2021	$56,839	$17,304	0.00%
Digicel Group Holdings Ltd. 7.00%, 12/16/2021	06/19/2020	1,392	7,723	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/21/2019	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	28,162	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	23,105	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	12,000	12,292	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,770	53	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	04/26/2017	33,435	4,339	0.00%

(h)	Defaulted matured security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2021.
(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2021.
(q)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at November 30, 2021.

(s)	Affiliated investments.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of November 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $103,907,148 and gross unrealized depreciation of investments was $(33,496,938), resulting in net unrealized appreciation of $70,410,210.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ESTER – Euro Short Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RTS – Russian Trading System

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SGX – Singapore Exchange

SONIA – Sterling Overnight Index Average

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TONAR – Tokyo Overnight Average Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in JPABJVAL as of November 30, 2021.

Security Description	Shares	Current Notional		Percent of Basket’s Value
SoftBank Group Corp.	170	JPY	1,024,257	3.4%
Sumitomo Mitsui Financial Group	260		962,767	3.2%
Nippon Yusen KK	129		951,940	3.2%
Nintendo Co., Ltd.	18		919,763	3.1%
Toyota Motor Corp.	436		872,642	2.9%
Japan Tobacco, Inc.	376		854,726	2.9%
Trend Micro, Inc./Japan	117		767,051	2.6%
Marubeni Corp.	747		760,547	2.5%
Hoya Corp.	41		746,544	2.5%
TDK Corp.	166		746,146	2.5%
Z Holdings Corp.	989		743,845	2.5%
Central Japan Railway Co.	48		743,582	2.5%
SBI Holdings, Inc./Japan	252		736,337	2.5%
Subaru Corp.	333		713,393	2.4%
Toyo Suisan Kaisha, Ltd.	153		705,272	2.4%
Otsuka Holdings Co., Ltd.	168		697,101	2.3%
Nitto Denko Corp.	86		681,650	2.3%
McDonald’s Holdings Co./Japan	132		667,228	2.2%
Daito Trust Construction Co., Ltd.	53		647,852	2.2%
NEC Corp.	126		645,670	2.2%
NGK Insulators, Ltd.	357		641,537	2.1%
T&D Holdings, Inc.	473		634,767	2.1%
Tokyo Electric Power Co. Holdings	1,994		604,206	2.0%
Taisei Corp.	180		595,114	2.0%
Aisin Corp.	142		591,032	2.0%
Takeda Pharmaceutical Co. Ltd.	192		583,438	2.0%
Lida Group Holdings Co. Ltd.	242		568,458	1.9%
Brother Industries, Ltd.	289		565,365	1.9%
Pan Pacific International Holdings	287		554,988	1.9%
Mitsubishi Heavy Industries, Ltd.	214		547,774	1.8%
Lion Corp.	333		535,746	1.8%
Nomura Real Estate Holdings, Inc.	213		526,196	1.8%
ZOZO, Inc.	143		515,927	1.7%
Nabtesco Corp.	154		504,319	1.7%
Kobe Bussan Co. Ltd.	117		499,709	1.7%
Sony Group Corp.	33		462,113	1.5%
Astellas Pharma, Inc.	256		456,046	1.5%
Shionogi & Co. Ltd.	56		439,863	1.5%
Murata Manufacturing Co. Ltd.	45		376,370	1.3%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Tokyo Electron, Ltd.	5	JPY	285,456	1.0%
Honda Motor Co. Ltd.	74		229,085	0.8%
AGC, Inc.	41		228,041	0.8%
TOPPAN, Inc.	122		210,760	0.7%
Dai-ichi Life Holdings, Inc.	87		199,483	0.7%
Keyence Corp.	3		194,096	0.6%
Makita Corp.	37		185,776	0.6%
Tobu Railway Co. Ltd.	71		183,103	0.6%
United Urban Investment Corp.	1		173,484	0.6%
Yamada Holdings Co. Ltd.	387		153,102	0.5%
Kansai Paint Co. Ltd.	56		143,807	0.5%
Other Long	780		1,897,403	6.4%

(2) The following table represents the 50 largest equity basket holdings underlying the total return swap in JPABJVAL as of November 30, 2021.

Security Description	Shares	Current Notional		Percent of Basket’s Value
SoftBank Group Corp.	540	JPY	3,256,586	3.4%
Sumitomo Mitsui Financial Group	827		3,061,082	3.2%
Nippon Yusen KK	409		3,026,658	3.2%
Nintendo Co., Ltd.	58		2,924,351	3.1%
Toyota Motor Corp.	1,387		2,774,534	2.9%
Japan Tobacco, Inc.	1,195		2,717,569	2.9%
Trend Micro, Inc./Japan	372		2,438,809	2.6%
Marubeni Corp.	2,377		2,418,131	2.5%
Hoya Corp.	132		2,373,609	2.5%
TDK Corp.	527		2,372,343	2.5%
Z Holdings Corp.	3,145		2,365,026	2.5%
Central Japan Railway Co.	152		2,364,189	2.5%
SBI Holdings, Inc./Japan	801		2,341,157	2.5%
Subaru Corp.	1,059		2,268,206	2.4%
Toyo Suisan Kaisha, Ltd.	487		2,242,385	2.4%
Otsuka Holdings Co., Ltd.	535		2,216,407	2.3%
Nitto Denko Corp.	274		2,167,280	2.3%
McDonald’s Holdings Co./Japan	420		2,121,426	2.2%
Daito Trust Construction Co., Ltd.	168		2,059,821	2.2%
NEC Corp.	401		2,052,884	2.2%
NGK Insulators, Ltd.	1,135		2,039,744	2.1%
T&D Holdings, Inc.	1,504		2,018,218	2.1%
Tokyo Electric Power Co. Holdings	6,340		1,921,051	2.0%
Taisei Corp.	572		1,892,142	2.0%
Aisin Corp.	451		1,879,165	2.0%
Takeda Pharmaceutical Co. Ltd.	612		1,855,020	2.0%
Lida Group Holdings Co. Ltd.	770		1,807,390	1.9%
Brother Industries, Ltd.	920		1,797,556	1.9%
Pan Pacific International Holdings	911		1,764,562	1.9%
Mitsubishi Heavy Industries, Ltd.	680		1,741,628	1.8%
Lion Corp.	1,057		1,703,384	1.8%
Nomura Real Estate Holdings, Inc.	679		1,673,020	1.8%
ZOZO, Inc.	454		1,640,371	1.7%
Nabtesco Corp.	488		1,603,463	1.7%
Kobe Bussan Co. Ltd.	371		1,588,806	1.7%
Sony Group Corp.	106		1,469,272	1.5%
Astellas Pharma, Inc.	815		1,449,982	1.5%
Shionogi & Co. Ltd.	177		1,398,528	1.5%
Murata Manufacturing Co. Ltd.	143		1,196,655	1.3%
Tokyo Electron, Ltd.	15		907,596	1.0%
Honda Motor Co. Ltd.	235		728,367	0.8%
AGC, Inc.	131		725,047	0.8%

Security Description	Shares	Current Notional	Percent of Basket’s Value
TOPPAN, Inc.	389	JPY 670,105	0.7%
Dai-ichi Life Holdings, Inc.	277	634,248	0.7%
Keyence Corp.	9	617,121	0.6%
Makita Corp.	119	590,669	0.6%
Tobu Railway Co. Ltd.	227	582,169	0.6%
United Urban Investment Corp.	4	551,586	0.6%
Yamada Holdings Co. Ltd.	1,229	486,781	0.5%
Kansai Paint Co. Ltd.	179	457,229	0.5%
Other Long	2,481	6,032,721	6.4%

(3) The following table represents the 50 largest equity basket holdings underlying the total return swap in JPABJVAL as of November 30, 2021.

Security Description	Shares	Current Notional	Percent of Basket’s Value
SoftBank Group Corp.	242	JPY 1,460,987	3.4%
Sumitomo Mitsui Financial Group	371	1,373,279	3.2%
Nippon Yusen KK	183	1,357,836	3.2%
Nintendo Co., Ltd.	26	1,311,938	3.1%
Toyota Motor Corp.	622	1,244,726	2.9%
Japan Tobacco, Inc.	536	1,219,170	2.9%
Trend Micro, Inc./Japan	167	1,094,111	2.6%
Marubeni Corp.	1,066	1,084,835	2.5%
Hoya Corp.	59	1,064,861	2.5%
TDK Corp.	237	1,064,293	2.5%
Z Holdings Corp.	1,411	1,061,011	2.5%
Central Japan Railway Co.	68	1,060,635	2.5%
SBI Holdings, Inc./Japan	359	1,050,303	2.5%
Subaru Corp.	475	1,017,575	2.4%
Toyo Suisan Kaisha, Ltd.	219	1,005,991	2.4%
Otsuka Holdings Co., Ltd.	240	994,337	2.3%
Nitto Denko Corp.	123	972,297	2.3%
McDonald’s Holdings Co./Japan	188	951,726	2.2%
Daito Trust Construction Co., Ltd.	75	924,088	2.2%
NEC Corp.	180	920,976	2.2%
NGK Insulators, Ltd.	509	915,081	2.1%
T&D Holdings, Inc.	675	905,424	2.1%
Tokyo Electric Power Co. Holdings	2,844	861,832	2.0%
Taisei Corp.	256	848,863	2.0%
Aisin Corp.	202	843,041	2.0%
Takeda Pharmaceutical Co. Ltd.	275	832,209	2.0%
Lida Group Holdings Co. Ltd.	345	810,841	1.9%
Brother Industries, Ltd.	413	806,429	1.9%
Pan Pacific International Holdings	409	791,628	1.9%
Mitsubishi Heavy Industries, Ltd.	305	781,339	1.8%
Lion Corp.	474	764,181	1.8%
Nomura Real Estate Holdings, Inc.	304	750,559	1.8%
ZOZO, Inc.	204	735,912	1.7%
Nabtesco Corp.	219	719,354	1.7%
Kobe Bussan Co. Ltd.	167	712,779	1.7%
Sony Group Corp.	48	659,153	1.5%
Astellas Pharma, Inc.	366	650,499	1.5%
Shionogi & Co. Ltd.	79	627,415	1.5%
Murata Manufacturing Co. Ltd.	64	536,850	1.3%
Tokyo Electron, Ltd.	7	407,171	1.0%
Honda Motor Co. Ltd.	105	326,764	0.8%
AGC, Inc.	59	325,275	0.8%
TOPPAN, Inc.	174	300,626	0.7%
Dai-ichi Life Holdings, Inc.	124	284,540	0.7%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Keyence Corp.	4	JPY	276,856	0.6%
Makita Corp.	53		264,989	0.6%
Tobu Railway Co. Ltd.	102		261,176	0.6%
United Urban Investment Corp.	2		247,455	0.6%
Yamada Holdings Co. Ltd.	551		218,382	0.5%
Kansai Paint Co. Ltd.	80		205,124	0.5%
Other Long	1,113		2,706,432	6.4%

Country Breakdown[1] November 30, 2021 (unaudited)
62.6%	United States
2.2%	China
2.2%	Japan
1.8%	United Kingdom
1.8%	Switzerland
1.7%	Canada
1.3%	Netherlands
1.1%	Sweden
1.1%	France
0.9%	Taiwan
0.7%	Denmark
0.7%	Germany
0.6%	South Korea
7.1%	Other
14.2%	Short-Term

100.0%	Total Investments

1

All data are as of November 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Angola, Argentina, Australia, Austria, Bahrain, Belgium, Bermuda, Brazil, Colombia, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Ghana, Honduras, Hong Kong, India, Israel, Italy, Ivory Coast, Jamaica, Jersey (Channel Islands), Kenya, Lebanon, Luxembourg, Macau, Mexico, Nigeria, Norway, Oman, Pakistan, Panama, Peru, Philippines, Puerto Rico, Russia, Senegal, Singapore, South Africa, Spain, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB All Market Total Return Portfolio

November 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$95,038,161	$14,165,496	$—		$109,203,657
Health Care	56,575,399	12,739,758	—		69,315,157
Financials	47,587,683	18,417,551	—		66,005,234
Consumer Discretionary	42,201,389	10,833,963	241,897		53,277,249
Industrials	33,320,048	11,381,151	—		44,701,199
Communication Services	28,451,739	3,864,052	—		32,315,791
Consumer Staples	10,912,129	5,817,266	203,690	(a)	16,933,085
Materials	10,563,510	4,671,726	0	(a)	15,235,236
Real Estate	9,084,315	1,726,881	—		10,811,196
Utilities	7,991,214	2,259,754	—		10,250,968
Energy	3,300,804	4,248,468	5,950	(a)	7,555,222
Corporates - Non-Investment Grade	—	35,858,115	9,218	(a)	35,867,333
Governments - Treasuries	—	19,499,260	—		19,499,260
Investment Companies	16,984,086	—	—		16,984,086
Emerging Markets - Sovereigns	—	10,446,803	—		10,446,803
Corporates - Investment Grade	—	8,997,169	—		8,997,169
Bank Loans	—	4,178,133	680,751		4,858,884
Collateralized Mortgage Obligations	—	4,665,096	—		4,665,096
Emerging Markets - Corporate Bonds	—	4,059,694	53	(a)	4,059,747
Collateralized Loan Obligations	—	2,328,223	—		2,328,223
Quasi-Sovereigns	—	1,317,762	—		1,317,762
Asset-Backed Securities	—	433,519	—		433,519
Preferred Stocks	121,482	—	143,348		264,830
Commercial Mortgage-Backed Securities	—	243,861	—		243,861
Governments - Sovereign Bonds	—	223,163	—		223,163

Investments in Securities:	Level 1	Level 2	Level 3		Total
Warrants	$11,991	$—	$43,403	(a)	$55,394
Rights	15,413	—	—		15,413
Mortgage Pass-Throughs	—	97	—		97
Short-Term Investments	90,691,804	—	—		90,691,804
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,279,624	—	—		5,279,624

Total Investments in Securities	458,130,791	182,376,961	1,328,310		641,836,062
Other Financial Instruments(b):
Assets:
Futures	5,678,895	—	—		5,678,895
Forward Currency Exchange Contracts	—	2,643,544	—		2,643,544
Centrally Cleared Interest Rate Swaps	—	302,882	—		302,882
Inflation (CPI) Swaps	—	732,982	—		732,982
Centrally Cleared Credit Default Swaps	—	1,407,348	—		1,407,348
Credit Default Swaps	—	620,378	—		620,378
Total Return Swaps	—	1,600,824	—		1,600,824
Variance Swaps	—	593,632	—		593,632
Liabilities:
Futures	(6,954,919)	—	—		(6,954,919)
Forward Currency Exchange Contracts	—	(1,964,318)	—		(1,964,318)
Centrally Cleared Interest Rate Swaps	—	(165,517)	—		(165,517)
Centrally Cleared Credit Default Swaps	—	(1,394,662)	—		(1,394,662)
Credit Default Swaps	—	(3,010,322)	—		(3,010,322)
Total Return Swaps	—	(4,717,620)	—		(4,717,620)
Variance Swaps	—	(1,144,401)	—		(1,144,401)

Total	$456,854,767	$177,881,711	$1,328,310		$636,064,788

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2021 is as follows:

Fund	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$105,669	$60,113	$75,090	$90,692	$3
Government Money Market Portfolio*	5,299	33,107	33,126	5,280	0	**
Total	$110,968	$93,220	$108,216	$95,972	$3

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.